SEMI-ANNUAL
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FINANCIAL REPORT
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STI CLASSIC FIXED INCOME FUNDS
--------------------------------------------------------------------------------
A FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------



November 30, 1999

[Logo Omitted]

[BLANK PAGE]

Dear Valued STI Classic Trust Shareholder:

As of November 30, 1999, your STI Classic Funds' assets totaled $20.5 billion or 2.7% more than the totals reported to you as of May 31, 1999, the Funds' fiscal year end.

The U.S. economic expansion is approaching nine years duration and remains strong with modest inflation. However, interest rates have risen over a full percentage point in 1999, as bond investors feared the strong economy and a tight employment situation would lead to an inflationary surge. Inflation continues to be well controlled due to strong productivity gains and little pricing power at corporations. Thus, we believe yields are quite high and attractive. The Federal Reserve has increased money market rates by three-quarters of a percentage point in hopes of slowing the growth pace and to preempt inflationary pressures. Stocks continue to advance as a result of the excellent economic environment. At some point, we think additional FED rate increases will drain liquidity from the system and increase competition for stocks.

The STI Classic Funds introduced two new funds in the fourth quarter of this year: the Core Equity Fund will focus on companies in the $1 billion plus market capitalization range with superior growth in earnings, sales and other traditional valuation measures. The second fund, the E-Commerce Opportunity
Fund, a growth fund, invests in companies that are expected to benefit substantially from electronic commerce.

With 34 funds now available, the STI Classic Funds are well positioned, as we approach the new millennium, with a broad range of high quality mutual funds that utilize a time tested and disciplined investment management approach.


                                            Sincerely,


                                            /s/signature omitted


                                            Anthony R. Gray
                                            Chairman, Chief Investment Officer
                                            STI Capital Management, N.A.


                                            /s/signature omitted


                                            Douglas S. Phillips, CFA
                                            President, Chief Investment Officer
                                            Trusco Capital Management, Inc.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  November 30, 1999

FLORIDA TAX-EXEMPT BOND FUND
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS (99.0%)
FLORIDA (90.3%)
   Alachua County, Health Facilities
     Authority, Shands Teaching
     Hospital, Ser B, RB, VRDN
     (MBIA) (C) (D)
     3.850%, 12/01/26                  $5,000        $5,000
   Brevard County, School Board,
      Ser A, COP (AMBAC)
     5.400%, 07/01/12                   1,500         1,508
   Brevard County, State Health
     Facilities Authority, Holmes
     Medical Center Project, RB,
     Callable 10/01/03 @ 102 (MBIA)
     5.700%, 10/01/08                   3,000         3,103
   Brevard County, State Health
     Facilities Authority, Wuesthoff
     Memorial Hospital Project,
     RB (MBIA)
     6.250%, 04/01/06                     930         1,001
   Broward County, Port Facilities,
     Ser C, RB, AMT (MBIA)
     5.375%, 09/01/08                   3,610         3,674
   Citrus County, Pollution Control,
     Florida Power, RB Callable 08/01/02
     @ 102 6.350%, 02/01/22               335           339
   Dade County, Aviation Revenue,
     RB, AMT, Callable 10/01/02
     @ 102 (MBIA)
     6.600%, 10/01/22                     825           879
   Dade County, Aviation Revenue,
     Ser A, RB, Callable 10/01/05
     @ 102 (AMBAC)
     6.000%, 10/01/09                     500           532
   Dade County, Educational Facility,
     University of Miami,
     Ser A, RB, (MBIA)
     5.500%, 04/01/01                   2,465         2,505
   Dade County, School Board,
     Ser B, COP (AMBAC)
     5.750%, 08/01/03                     250           260
   Dade County, Seaport, RB (MBIA)
     6.500%, 10/01/09                   1,000         1,113
     6.200%, 10/01/10                   1,000         1,091
   Dade County, State Educational
     Facilities Authority, University of
     Miami, RB Callable
     04/01/06 @ 102 (MBIA)
     5.750%, 04/01/20                   2,000         1,983
   Dade County, State Educational
     Facilities Authority, University of
     Miami, Ser A, RB (MBIA)
     6.000%, 04/01/08                     505           539
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------

FLORIDA--CONTINUED
   Daytona Beach, Water & Sewer,
     ETM, RB, 05/15/00 (F)
     6.750%, 11/15/07                  $1,000        $1,074
   Deerfield Beach, Water & Sewer,
     RB (FGIC)
     6.125%, 10/01/06                     250           265
   Gainesville, Utility Systems,
     Ser A, RB
     5.750%, 10/01/04                   1,300         1,366
   Gulf Breeze, Local Government Lien,
     Ser B, RB, Mandatory Tender
     12/01/09 (FGIC)
     5.750%, 12/01/15                     410           421
   Hillsborough County, School Board
     Revenue, COP, Callable
     07/01/06 @ 100 (MBIA)
     5.875%, 07/01/08                   1,000         1,067
   Hillsborough County, University
     Community Hospital, RB (MBIA)
     6.500%, 08/15/19                     145           158
   Indian Trace Community, Water
     Management Split Benefit, Ser A-1,
     RB, Callable 05/01/05 @ 102 (MBIA)
     5.500%, 05/01/07                     455           473
   Jacksonville, Electric Authority, Bulk
     Power Supply, RB, Prerefunded
     10/01/00 @ 101.5 (F)
     6.750%, 10/01/16                   1,250         1,297
   Jacksonville, Excise Tax, Ser B, RB,
     AMT, Callable 10/01/03 @ 100
     (FGIC)
     5.200%, 10/01/04                   1,500         1,524
   Jacksonville, River City Renaissance
     Project, RB (FGIC)
     6.000%, 10/01/04                   2,430         2,580
   Jacksonville, Water & Sewer, RB,
     Callable 10/01/06 @ 102,
     Prerefunded 09/30/08 @101
     (MBIA) (G)
     5.000%, 10/01/20                     610           606
   Lakeland, Electric & Water, Ser B,
     RB (FSA)
     6.550%, 10/01/05                   2,590         2,826
   Lakeland, Electric & Water, Ser C,
     RB (FSA)
     6.050%, 10/01/07                   1,000         1,077
   Lee County, Industrial
     Developement Authority, Bonita
     Springs Utilities Project, RB,
     Callable 11/01/06 @ 101 (MBIA)
     5.750%, 11/01/10                   1,480         1,526

-------------------------------------------------------------------------------
                                                                    (UNAUDITED)


-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
FLORIDA--CONTINUED
   Lee County, Water & Sewer, Ser A,
     RB, Callable 10/01/09 @ 101
     (AMBAC)
     4.750%, 10/01/19                  $1,720        $1,483
   Leon County, School District, GO
     (AMBAC)
     5.000%, 07/01/02                   1,725         1,744
     5.000%, 07/01/03                   2,870         2,903
     5.000%, 07/01/04                   3,005         3,034
     5.000%, 07/01/06                   3,315         3,327
     5.000%, 07/01/07                   1,740         1,739
   Manatee County, Community
     Redevelopment Administration,
     Center Project, RB, Callable
     04/01/00 @ 102 (MBIA)
     7.000%, 04/01/08                   1,000         1,029
   Miami, Packaging Facility, RB,
     (MBIA)
     5.250%, 10/01/15                   1,000           965
   Miami-Dade County, Educational
     Facilities, Ser A, RB, Callable
     04/01/10 @ 101 (AMBAC)
     5.500%, 04/02/19                   1,405         1,361
   Miami-Dade County, Special
     Obligation, RB, Callable
     04/01/08 @ 86.60 (MBIA) (A)
     0.000%, 10/01/11                   1,635           860
   North Broward, Hospital District,
     ETM, RB (MBIA) (G)
     5.950%, 01/01/01                   1,000         1,018
   Orange County, Public Facilities,
     Ser A, RB, Callable
     10/01/04 @ 102 (AMBAC)
     5.650%, 10/01/07                     200           209
   Orange County, State Housing
     Finance Authority, Single Family
     Mortgage, Ser B, RB, Callable
     9/01/07 @ 102
     5.800%, 09/01/17                     655           635
   Orlando, Aviation Authority,
     Airport Facilities RB,
     AMT (FGIC)
     5.500%, 10/01/17                   1,810         1,762
   Orlando, Aviation Authority,
     Airport Facilities, RB,
     AMT (FGIC)
     5.250%, 10/01/13                   1,725         1,675
   Orlando, Aviation Authority,
     Airport Facilities, Ser A, RB,
     AMT, Callable 10/01/03 @
     102 (AMBAC)
     5.400%, 10/01/06                   1,340         1,371

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                                     FACE AMOUNT
                                        (000)     VALUE (000)
------------------------------------------------------------------------------
FLORIDA--CONTINUED
   Orlando, Electric & Water, Ser D, RB
     6.750%, 10/01/17                  $5,385        $6,022
   Osceola County, COP (AMBAC)
     6.250%, 06/01/01                   1,080         1,111
   Palm Beach County, Apartment
     System, RB, Callable 10/01/01
     @ 102 (MBIA)
     7.625%, 10/01/04                   1,410         1,511
   Palm Beach County, Solid Waste
     Authority, ETM, Ser A, RB
     (AMBAC) (F)
     6.000%, 10/01/09                     300           324
   Palm Beach County, Solid Waste
     Authority, Ser A, RB (AMBAC)
     6.000%, 10/01/09                   2,000         2,141
   Palm Beach County, Ser B, GO,
     Callable 08/01/09 @101
     5.375%, 08/01/15                   1,875         1,843
   Pensacola, Airport, Ser A, RB, AMT,
      Callable 10/01/08 @ 102 (MBIA)
     6.250%, 10/01/09                     505           546
     6.000%, 10/01/12                   1,075         1,134
   Pinellas County, Morton Plant
     Health Systems Project, RB,
     Callable 11/15/03 @ 102 (MBIA)
     5.500%, 11/15/08                   1,500         1,537
   Pinellas County, State Housing
     Finance Authority, Single Family
     Mortgage, Ser C, RB, Callable
     03/01/07 @ 102
     5.050%, 09/01/07                     215           213
   Plant City, Utility System, RB (MBIA)
     6.000%, 10/01/15                     400           420
   Polk County, Utility System,
     ETM, RB (FGIC) (G)
     6.000%, 10/01/08                   2,250         2,385
   Reedy Creek, Utility System,
     Ser 1991-1, RB, Prerefunded
     10/01/01 @ 101 (MBIA) (F)
     6.250%, 10/01/11                     405           423
   South Broward, Hospital District, RB,
     Callable 05/01/03 @ 102 (AMBAC)
     7.500%, 05/01/08                   1,000         1,104
   St. Lucie County, School District, GO,
     Callable 07/01/02 @ 102 (AMBAC)
     6.000%, 07/01/04                     500           526
   State, Ports Financing Commission,
     RB, AMT, Callable 10/01/09
     @ 101 (FGIC)
     5.250%, 10/01/13                   1,305         1,270
     5.375%, 10/01/15                   1,000           965

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 1999
FLORIDA TAX-EXEMPT BOND FUND--CONCLUDED
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
FLORIDA--CONTINUED
   State, Board of Education, Capital
     Outlay, GO
     6.100%, 06/01/00                  $  125        $  126
   State, Board of Education, Capital
     Outlay, Ser A, GO, Callable
     01/01/09 @ 101
     4.750%, 01/01/19                   1,860         1,602
   State, Board of Education, Capital
     Outlay, Ser A, GO, Callable
     06/01/00 @ 102
     7.250%, 06/01/23                     655           677
   State, Board of Education, Capital
     Outlay, Ser B, GO (F)
     6.000%, 06/01/02                   1,000         1,035
   State, Board of Education, Ser C,
     ETM, GO (F)
     7.100%, 06/01/07                     190           192
   State, Department of General Services,
     Environmental Preservation 2000,
     Ser A, RB (MBIA)
     6.000%, 07/01/02                   4,000         4,160
   State, Department of General Services,
     Environmental Preservation 2000,
     Ser A, RB, Callable 07/01/07
     @ 101 (AMBAC)
     5.000%, 07/01/13                   2,000         1,925
   State, Department of General Services,
     Save Our Coast, RB, Prerefunded
     07/01/01 @ 101 (MBIA)
     6.500%, 07/01/09                     720           752
   State, Department of Transportation,
     Right of Way, GO, Prerefunded
     07/01/05 @101 (F)
     5.800%, 07/01/18                   3,000         3,183
   State, Finance Department,
     Department of Natural Resources,
     Preservation 2000, Ser A, RB,
     Prerefunded 07/01/01 @ 102
     (AMBAC) (F)
     6.750%, 07/01/06                      80            85
   State, Housing Financing, Homeowner
     Mortgage, Ser 7, RB, AMT, Callable
     07/01/09 @ 101 (FSA)
     5.200%, 01/01/31                   1,000           992
   State, Keys, Aqueduct Authority, RB,
     Prerefunded 09/01/01 @ 101 (AMBAC)
     6.750%, 09/01/21                     170           179
   State, Public Education, Ser D, GO,
     Callable 09/01/10 @ 101
     5.750%, 06/01/19                   2,000         1,954

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
FLORIDA--CONTINUED
   Sunrise, Utility System, RB, Callable
     10/01/18 @ 100 (AMBAC)
     5.000%, 10/01/28                  $1,500     $   1,312
   Sunrise, Utility System, Ser A, RB
     (AMBAC) (A)
     %, 10/01/09                        1,000           601
   Tampa, RB, Callable 10/1/01 @ 102
     (AMBAC)
     7.050%, 10/01/07                   1,000         1,064
   Tampa, Special Tax Allocation,
     Callable 10/01/01 @ 102 (AMBAC)
     6.900%, 10/01/09                   1,500         1,590
                                                  ---------
                                                    109,806
                                                  ---------
PUERTO RICO (8.7%)
   Commonwealth, Aqueduct & Sewer
     Authority, RB, (MBIA)
     6.250%, 07/01/12                   1,000         1,096
   Commonwealth, Electric Power
     Authority, Ser S, RB
     5.500%, 07/01/00                     200           202
   Commonwealth, GO (MBIA)
     5.650%, 07/01/15                   1,000         1,017
   Commonwealth, Highway &
     Transportation Authority, Ser A,
     RB (AMBAC)
     5.500%, 07/01/13                   2,500         2,550
   Commonwealth, Highway &
     Transportation Authority, Ser X,
     RB (MBIA)
     5.500%, 07/01/15                   1,690         1,692
   Commonwealth, Highway &
     Transportation Authority, Ser Z,
     RB (MBIA)
     6.250%, 07/01/14                   3,000         3,258
   Commonwealth, Public Buildings
     Authority, Guaranteed Government
     Facilities, Ser A, RB (AMBAC)
     6.250%, 07/01/14                     750           815
                                                  ---------
                                                     10,630
                                                  ---------
Total Municipal Bonds
     (Cost $121,952)                                120,436
                                                  ---------
CASH EQUIVALENTS (9.0%)
   AIM Management Institutional
     Tax Free Portfolio                 5,645         5,645
   SEI Institutional Tax Free Portfolio 5,320         5,320
                                                  ---------
Total Cash Equivalents
     (Cost $10,965)                                  10,965
                                                  ---------
4

-------------------------------------------------------------------------------
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT (5.4%)
   Morgan Stanley
      5.60%, dated 11/30/99, matures
     12/01/99, repurchase price
     $6,513,998 (collateralized by U.S.
     Treasury Note: total market value
     $6,682,133) (H)                   $6,514      $  6,514
                                                   --------
Total Repurchase Agreement
     (Cost $6,514)                                    6,514
                                                   --------
Total Investments (113.4%)
   (Cost $139,431)                                  137,915
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (-13.4%)
   Securities Purchased Payable                     (17,953)
   Other Assets and Liabilities, Net                  1,643
                                                   --------
Total Other Assets and Liabilities                  (16,310)
                                                   --------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par
   value) based on 10,312,429 outstanding
   shares of beneficial interest                    107,885
Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 310,695 outstanding
   shares of beneficial interest                      3,092
Fund shares of the Flex Class
   (unlimited authorization -- no par
   value) based on 1,270,414 outstanding
   shares of beneficial interest                     13,539
Distributions in excess of net investment
   income                                                (6)
Accumulated net realized loss on
   investments                                       (1,389)
Net unrealized depreciation on investments           (1,516)
                                                   --------
Total Net Assets (100.0%)                          $121,605
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                   $10.22
                                                   ========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                      $10.23
                                                   ========
Maximum Offering Price Per Share
  -- Investor Class ($10.23/96.25%)                  $10.63
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares  (1)               $10.24
                                                   ========
(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 32.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  November 30, 1999
GEORGIA TAX-EXEMPT BOND FUND
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS (96.7%)
GEORGIA (96.7%)
   Albany-Dougherty County, State
     Hospital Authority, Ser B,
     Anticipation Certificate, Prerefunded
     09/01/00 @ 102 (AMBAC) (F)
     7.500%, 09/01/20                  $  255        $  267
   Alpharetta, GO
     5.000%, 05/01/07                   1,650         1,662
   Athens, Water & Sewer Revenue,
     ETM, RB (F)
     5.700%, 07/01/00                     165           167
   Atlanta, Airport Facility, RB
     (AMBAC)
     6.000%, 01/01/03                   1,000         1,042
     6.000%, 01/01/04                     500           525
     6.500%, 01/01/06                   1,000         1,085
   Atlanta, Water & Sewer Revenue,
     ETM, RB (F)
     6.000%, 01/01/11                   1,000         1,067
   Augusta, Water & Sewer Revenue,
     RB, Prerefunded 05/01/02 @ 102 (F)
     6.200%, 05/01/03                     130           138
   Bibb County, GO
     7.000%, 01/01/04                     985         1,069
   Carroll County, Water and Sewer,
     RB, Callable 07/01/09 @ 102
     (AMBAC)
     5.000%, 07/01/10                     720           712
   Cartersville, Water & Sewer Revenue,
      RB, Callable 07/01/08 @102 (FSA)
     5.000%, 07/01/12                   1,000           966
   Catoosa, Utility Authority, RB,
     Callable 04/01/09 @ 102 (MBIA)
     5.000%, 04/01/11                     175           171
     5.000%, 04/01/12                     710           686
   Cherokee County, School District, GO
     5.000%, 02/01/12                   1,690         1,645
   Cherokee County, School System, GO
     5.000%, 02/01/13                   1,370         1,320
   Clarke County, Athens Regional
     Medical Center Project, RB
     5.375%, 01/01/07                   1,425         1,458
   Clayton County, GO
     5.000%, 08/01/02                   1,000         1,015
   Clayton County, Water Authority,
     RB, Callable 05/01/06 @ 102
     (AMBAC)
     5.350%, 05/01/09                     800           816
   Cobb County & Marietta, Coliseum
     & Exhibit Hall Authority, RB (MBIA)
     5.500%, 10/01/12                     940           962

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
GEORGIA--CONTINUED
   Cobb County & Marietta, Water
     Authority, RB
     5.000%, 11/01/03                  $1,255        $1,276
     5.100%, 11/01/04                   1,000         1,020
   Cobb County, GO
     5.000%, 02/01/03                   1,025         1,042
   Cobb County, Water & Sewer, RB,
     Callable 07/01/2004 @102
     5.125%, 07/01/06                   1,000         1,019
   Columbia County, Courthouse/
     Detention Center Projects, GO,
     Callable 02/01/08 @ 102
     5.000%, 02/01/10                     720           706
   Dalton, Utilities Revenue RB (MBIA)
     6.000%, 01/01/08                   3,240         3,451
   Dalton-Whitfield County, Hospital
     Authority, RB, Prerefunded
     07/01/00 @ 102 (F)
     7.000%, 07/01/03                     355           368
   DeKalb County, Development
     Authority, Emory University
     Project, Ser A, RB
     5.375%, 11/01/05                   1,650         1,709
   DeKalb County, Development
     Authority, Emory University
     Project, Ser A, RB, Callable
     11/01/05 @ 101
     5.200%, 11/01/08                     500           508
   DeKalb County, School District,
     Ser A, GO
     6.250%, 07/01/11                   1,500         1,644
   Douglasville - Douglas County,
     Water & Sewer Authority, RB
     (AMBAC)
     5.625%, 06/01/15                   1,370         1,402
   Fayette County, School District, GO
     6.250%, 03/01/07                     450           486
   Fayette County, Water Authority,
     ETM, RB (MBIA) (F)
     8.550%, 10/01/01                     300           322
   Forsyth County Water & Sewer
     Authority, RB
     5.000%, 04/01/04                   1,000         1,015
   Forsyth County Water & Sewer
     Authority, RB, Callable
     04/01/08 @ 101
     5.000%, 04/01/09                   1,000           997
     5.000%, 04/01/10                     460           456
   Forsyth County, School District, GO
     6.400%, 07/01/05                     750           809
     6.500%, 07/01/06                   1,000         1,090

-------------------------------------------------------------------------------

                                                                   (UNAUDITED)
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
GEORGIA--CONTINUED
   Forsyth County, School District,
     GO (MBIA)
     5.350%, 07/01/10                  $  780        $  816
   Forsyth County, School District, GO,
     Callable 02/01/10 @ 102
     5.750%, 02/01/11                   1,310         1,368
   Fulco, Hospital Authority, Catholic
     Health East, Ser A, RB,
     Anticipation Certificate, Callable
     11/15/08 @ 102 (MBIA)
     5.250%, 11/15/12                   1,000           975
   Fulton County, Hospital Authority,
     Northside Hospital Project, Ser B,
     RB, Prerefunded 10/01/02 @
     102 (MBIA) (F)
     6.600%, 10/01/11                   2,000         2,150
   Fulton County, School District, GO
     5.250%, 01/01/12                   1,000         1,002
     6.375%, 05/01/17                     500           540
   Fulton County, Water & Sewer,
     ETM, RB (FGIC) (G)
     6.375%, 01/01/14                   1,000         1,098
   Gwinnett County, Recreation
     Authority, RB
     5.800%, 02/01/06                     785           825
     5.875%, 02/01/07                   1,390         1,468
   Gwinnett County, School District, GO
     6.400%, 02/01/06                     500           542
   Gwinnett County, School District,
     Ser B, GO
     6.400%, 02/01/07                   1,500         1,635
   Hall County, School District,
     Ser B, GO
     6.300%, 12/01/05                     675           729
   Henry County, GO
     6.300%, 08/01/08                     300           326
   Henry County, Henry Medical Center
     Project, Callable 07/01/07 @
     102 (AMBAC)
     5.500%, 07/01/08                   2,460         2,536
   Henry County, School District,
     Ser A, GO
     6.150%, 08/01/06                     150           161
     6.450%, 08/01/11                     500           547
   Henry County, School District,
     Ser B, GO (MBIA)
     5.500%, 08/01/01                     350           357
   Henry County, Water & Sewer
     Authority, RB (AMBAC)
     6.150%, 02/01/20                   2,250         2,348

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
GEORGIA--CONTINUED
   Houston County, School District,
     MBIA Intergovernmental Contract,
     COP, Prerefunded 03/01/04 @
     102 (MBIA)
     6.000%, 03/01/14                  $2,000        $2,139
   Jackson County, School District,
     GO, Callable 07/01/08 @ 101
     5.000%, 07/01/10                   1,020         1,008
   Medical Center Hospital Authority,
     Columbus Regional Healthcare
     System, Callable 08/01/05 @ 102,
     RB (MBIA)
     6.000%, 08/01/06                   1,340         1,442
   Meriwether County, School District,
     GO (FSA)
     7.000%, 02/01/06                     740           823
   Metro Atlanta, Rapid Transportation
     Authority, RB (MBIA)
     6.250%, 07/01/07                     500           540
   Metro Atlanta, Rapid Transportation
     Authority, Ser N, RB
     6.000%, 07/01/07                   1,000         1,057
   Metro Atlanta, Rapid Transportation
     Authority, Ser P, RB (AMBAC)
     6.250%, 07/01/08                   1,000         1,083
   Milledgeville, Water & Sewer, RB (FSA)
     6.000%, 12/01/16                   1,000         1,045
     6.000%, 12/01/21                   1,000         1,026
   Paulding County, School District,
     GO (MBIA)
     6.000%, 02/01/10                   1,000         1,070
   Paulding County, School District,
     Ser A, GO
     6.625%, 02/01/07                   1,000         1,098
     6.625%, 02/01/08                     500           552
   Private Colleges & Universities,
      Agnes Scott College Project, RB,
     Callable 06/01/09 @ 101 (MBIA)
     5.250%, 06/01/10                   1,360         1,368
   Private Colleges & Universities,
     Emory University Project, Ser A,
     RB, Callable 11/01/07 @ 100
     5.000%, 11/01/10                   1,000           988
   Private Colleges & Universities,
     Emory University Project, Ser C,
     RB, Callable 10/01/02 @ 102
     5.900%, 10/01/04                     305           321
   Private Colleges & Universities,
     Mercer University Project, RB (MBIA)
     6.400%, 11/01/11                     500           555

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 1999
GEORGIA TAX-EXEMPT BOND FUND--CONCLUDED
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
GEORGIA--CONTINUED
   Private Colleges & Universities,
     Mercer University Project, Ser A,
     RB, Callable 10/01/09 @ 101
     5.250%, 10/01/13                 $ 1,000         $ 957
   Rome, Water & Sewer, RB (AMBAC)
     5.250%, 01/01/09                     775           784
   Savannah, Water & Sewer,
     ETM, RB (F)
     6.450%, 12/01/04                   1,000         1,081
   State, Fulco Hospital, Health
     System, Catholic Health East,
     Ser A, RB, Callable 11/15/08 @
     102 (MBIA)
     5.250%, 11/15/13                   2,000         1,927
   State, GO
     6.250%, 08/01/13                     650           710
   State, Housing & Financial Authority,
     Single Family Mortgage, Ser B,
     Sub-ser B-1, Callable 06/01/05
     @ 102, RB
     5.550%, 12/01/07                     550           557
   State, Housing & Financial Authority,
     Single Family Mortgage, Ser B,
     Sub-ser B-1, Callable 06/01/06 @
     102, RB (FHA)
     5.550%, 12/01/10                     325           325
     5.600%, 12/01/11                     450           450
   State, Housing & Financial Authority,
     Single Family Mortgage, Ser C,
     Sub-ser C-1, Callable 12/01/07 @
     101.50, RB
     5.550%, 12/01/16                     500           494
   State, Municipal Electric Authority,
     ETM, RB, Callable 01/12/98
     @ 101 (F)
     8.000%, 01/01/15                   1,900         2,357
   State, Ser A, GO
     6.250%, 04/01/11                   1,000         1,098
   State, Ser C, GO
     6.500%, 04/01/08                   1,000         1,106
     6.250%, 08/01/08                   1,360         1,486
   State, Ser D, GO
     6.700%, 08/01/10                   2,250         2,556
   State, Tollway Authority, Georgia
     400 Project, RB
     5.000%, 07/01/09                   1,280         1,280
   Upper Oconee Basin, Water
     Authority, RB, Callable 07/01/08
     @ 102 (FGIC)
     5.000%, 07/01/12                     500           483
   Vidalia, Water & Sewer, ETM, RB (F)
     6.000%, 07/01/07                     605           648
   Walker County, School District, GO
     5.000%, 02/01/03                   1,000         1,014

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
GEORGIA--CONTINUED
   Walker, Dade & Catoosa Counties,
     Hutchinson Medical, Ser A, RB,
     Callable 10/01/07 @ 102 (FSA)
     5.500%, 10/01/08                  $1,370      $  1,400
                                                   --------
                                                     92,344
                                                   --------
Total Municipal Bonds
     (Cost $94,495)                                  92,344
                                                   --------
CASH EQUIVALENTS (1.8%)
   AIM Management Institutional
     Tax Free Portfolio                   845           845
   SEI Institutional Tax Free Portfolio   876           876
                                                   --------
Total Cash Equivalents
     (Cost $1,721)                                    1,721
                                                   --------
Total Investments (98.5%)
   (Cost $96,216)                                    94,065
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (1.5%)              1,470
                                                   --------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par
   value) based on 8,358,154 outstanding
   shares of beneficial interest                     82,794
Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 344,436 outstanding
   shares of beneficial interest                      3,355
Fund shares of the Flex Class
   (unlimited authorization -- no par
   value) based on 1,151,514 outstanding
   shares of beneficial interest                     11,580
Accumulated net realized loss on
   investments                                          (43)
Net unrealized depreciation on investments           (2,151)
                                                   --------
Total Net Assets (100.0%)                           $95,535
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                     $9.69
                                                   ========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                       $9.71
                                                   ========
Maximum Offering Price Per Share
  -- Investor Class ($9.71 / 96.25%)                 $10.09
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares(1)                   $9.70
                                                   ========
(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 32.

-------------------------------------------------------------------------------
                                                                    (UNAUDITED)
INVESTMENT GRADE BOND FUND
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (18.8%)
   U.S. Treasury Bonds
     7.500%, 11/15/16               $  56,050      $ 61,053
     6.125%, 11/15/27                  18,900        18,003
   U.S. Treasury Notes
     6.000%, 08/15/09                 127,025       125,371
     6.125%, 08/15/29                  18,100        17,735
                                                   --------
Total U.S. Treasury Obligations
     (Cost $224,682)                                222,162
                                                   --------
CORPORATE OBLIGATIONS (68.4%)
FINANCE (48.3%)
   Americal Financial Group
     7.125%, 12/15/07                   7,000         6,440
   Aon
     6.900%, 07/01/04                  35,000        34,300
   Aristar
     7.250%, 06/15/06                  26,800        26,130
   Associates
     6.250%, 11/01/08                  24,500        22,816
   Bank of America
     6.625%, 06/15/04                  21,000        20,632
   Cit Group Holdings
     6.500%, 06/14/02                  25,350        25,128
   Conseco
     8.500%, 10/15/02                  22,175        22,175
     6.800%, 06/15/05                  16,000        14,620
     6.400%, 06/15/11                  18,500        18,014
   Countrywide Home Loan
     6.850%, 06/15/04                  27,500        26,847
   Countrywide Home Loan,
     Ser F, MTN
     6.510%, 02/11/05                  23,300        22,339
   Donaldson Lufkin Jenrette, MTN
     6.150%, 05/04/04                   8,400         8,012
   Finova Capital
     7.250%, 07/12/06                  21,500        20,989
   Finova Capital, MTN
     7.300%, 09/22/03                  28,850        28,634
   Ford Motor Credit
     6.125%, 04/28/03                  24,500        23,887
   General Electric Capital,
     Ser A, MTN
     6.267%, 07/23/03                  40,000        39,250
     6.810%, 11/03/03                  22,750        22,750
   Great Western Financial
     8.600%, 02/01/02                   9,800        10,020
   Heller Financial, Ser I, MTN
     6.500%, 07/22/02                  23,000        22,626
   Household Finance
     7.200%, 07/15/06                  21,000        20,921
   Paine Webber Group, Ser C, MTN
     6.020%, 04/22/02                  20,250        19,693

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
FINANCE--CONTINUED
   Provident
     7.000%, 07/15/18                 $30,600      $ 26,507
   Reliastar Financial
     8.000%, 10/30/06                  12,900        12,819
     6.500%, 11/15/08                  16,750        15,410
   Salomon
     7.300%, 05/15/02                  16,000        16,140
   Salomon Smith Barney
     6.250%, 01/15/05                  20,000        19,050
   Wachovia
     5.625%, 12/15/08                  13,150        11,786
   Washington Mutual
     7.500%, 08/15/06                  13,525        13,525
                                                   --------
                                                    571,460
                                                   --------
INDUSTRIAL (17.7%)
   AT&T
     6.000%, 03/15/09                  26,775        24,666
     6.500%, 03/15/29                  25,450        22,237
   AT&T Capital, MTN
     6.890%, 01/25/02                  23,325        23,238
   Dillards
     6.430%, 08/01/04                  27,000        25,616
   Dow Chemical
     7.375%, 11/01/29                   9,750         9,482
   Marriot International
     7.875%, 09/15/09                  13,750        13,664
   Philip Morris
     7.500%, 04/01/04                  14,500        14,301
   Procter & Gamble
     6.875%, 09/15/09                  10,500        10,461
   Sprint Capital
     6.900%, 05/01/19                  14,850        13,736
   Times Mirror
     7.450%, 10/15/09                   9,500         9,583
   Trans-Canada Pipelines
     7.150%, 06/15/06                  17,100        16,715
   Wal-Mart Stores
     6.875%, 08/10/09                  27,000        26,831
                                                  ---------
                                                    210,530
                                                  ---------
UTILITIES (2.4%)
   Florida Power & Light
     5.875%, 04/01/09                  30,500        27,831
                                                  ---------
Total Corporate Obligations
     (Cost $832,059)                                809,821
                                                  ---------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (11.6%)
   FHLMC
     5.750%, 03/15/09                  26,600        24,672
     7.000%, 01/01/11                   1,252         1,248
     7.000%, 02/01/12                   7,304         7,277

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 1999
INVESTMENT GRADE BOND FUND--CONCLUDED
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS--CONTINUED
   FNMA
     6.500%, 01/01/13                 $ 1,523     $   1,490
     6.500%, 02/01/13                   5,793         5,664
     6.500%, 03/01/13                   3,990         3,902
     7.000%, 01/01/27                   6,371         6,228
     6.250%, 05/15/29                  53,265        48,338
   FNMA REMIC, Ser 1997-63, Cl PC
     6.500%, 03/18/26                   9,160         8,842
   GNMA
     8.000%, 11/15/09                   5,084         5,216
     6.500%, 12/15/23                   5,799         5,518
     6.500%, 02/15/28                   2,408         2,291
     6.500%, 03/15/28                   6,832         6,501
     6.500%, 04/15/28                     362           345
     6.500%, 05/15/28                     436           415
     6.500%, 08/15/28                     188           179
     7.000%, 08/15/28                      46            45
     6.500%, 09/15/28                   1,456         1,386
     6.500%, 10/15/28                     242           231
     6.500%, 11/15/28                   1,000           951
     6.500%, 12/15/28                   5,704         5,428
     6.500%, 02/15/29                     935           890
                                                  ---------
Total U.S. Agency Mortgage-Backed Obligations
     (Cost $138,327)                                137,057
                                                  ---------
REPURCHASE AGREEMENT (0.1%)
   SBC Warburg
     5.62%, dated 11/30/99, matures
     12/01/99, repurchase price
      $1,460,833 (collateralized by
     U.S. Treasury Note: total market
     value $1,492,860) (H)              1,461         1,461
                                                  ---------
Total Repurchase Agreement
     (Cost $1,461)                                    1,461
                                                  ---------
Total Investments (98.9%)
   (Cost $1,196,529)                              1,170,501
                                                  ---------
OTHER ASSETS AND LIABILITIES, NET (1.1%)             13,251
                                                  ---------
-------------------------------------------------------------------------------
                                                  VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par
   value) based on 111,564,800 outstanding
   shares of beneficial interest                 $1,166,426
Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 3,108,569 outstanding
   shares of beneficial interest                     32,781
Fund shares of the Flex Class
   (unlimited authorization -- no par
   value) based on 2,604,740 outstanding
   shares of beneficial interest                     27,483
Overdistributed net investment income                   (24)
Accumulated net realized loss on
   investments                                      (16,886)
Net unrealized depreciation on investments          (26,028)
                                                 ----------
Total Net Assets 100.0%                          $1,183,752
                                                 ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                    $10.09
                                                 ==========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                      $10.09
                                                 ==========
Maximum Offering Price Per Share
  -- Investor Class ($10.09 / 96.25%)                $10.48
                                                 ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares(1)                  $10.10
                                                 ==========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 32.

-------------------------------------------------------------------------------

                                                                    (UNAUDITED)

INVESTMENT GRADE TAX-EXEMPT BOND FUND
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS (87.2%)
ALABAMA (3.0%)
   Huntsville, Ser B, GO
     4.000%, 11/01/01                  $1,410     $   1,402
   State, Docks Department, Docks
     Facility, RB (MBIA)
     5.250%, 10/01/00                   1,000         1,011
   State, GO, Ser A
     5.500%, 10/01/01                   3,000         3,065
                                                  ---------
                                                      5,478
                                                  ---------
ARIZONA (10.1%)
   Maricopa County, Community
     College Project 1994, GO, Ser C
     5.250%, 07/01/01                   5,000         5,079
   Maricopa County, School District
     No. 80, Chandler, GO, Partially
      Prerefunded 07/01/01 @ 101
     (FGIC) (F)
     6.400%, 07/01/10                   3,050         3,163
   State, Transportation Board, RB
     4.800%, 07/01/05                   3,515         3,534
   State, Transportation Board, RB,
     Callable 07/01/09 @100
     6.125%, 07/01/14                   6,020         6,325
                                                  ---------
                                                     18,101
                                                  ---------
CALIFORNIA (1.2%)
   Orange County, Loma Ridge Data
     Center Project, COP, Prefunded
     06/01/19 @ 100 (AMBAC) (F)
     6.000%, 06/01/21                   2,075         2,153
                                                  ---------
DISTRICT OF COLUMBIA (1.1%)
   District of Columbia, American
     College Obstetricians, RB,
     Callable 8/15/01 @ 102 (AMBAC)
     6.500%, 08/15/18                   1,930         2,035
                                                  ---------
FLORIDA (8.0%)
   Miami-Dade County, Educational
     Facilities, Ser A, RB, Callable
     04/01/10 @ 101 (AMBAC)
     5.375%, 04/01/16                   2,095         2,038
     5.375%, 04/01/17                   2,315         2,238
   Orange County, Health Facilities,
     Ser A, ETM, RB, Prerefunded
     (MBIA) (F)
     6.250%, 10/01/12                   2,830         3,081
   Orange County, Health Facilities,
     Ser A, RB (MBIA)
     6.250%, 10/01/12                   1,170         1,268

------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
------------------------------------------------------------------------------
FLORIDA--CONTINUED
   State, Department of General
     Services, Environmental
     Preservation 2000, Ser A,
     RB (AMBAC)
     6.000%, 07/01/03                  $2,000     $   2,098
   State, Department of Transportation,
     Right of Way, GO, Prerefunded
     07/01/05 @101 (F)
     5.800%, 07/01/18                   3,400         3,608
                                                  ---------
                                                     14,331
                                                  ---------
GEORGIA (1.0%)
   Dalton, Utilities, RB (FSA)
     6.000%, 01/01/12                   1,700         1,808
                                                  ---------
ILLINOIS (9.7%)
   Chicago, GO, Callable 6/01/02
     @102 (FGIC)
     6.250%, 06/01/09                   6,000         6,320
   Chicago, Midway Airport, Ser C,
     RB (MBIA)
     5.500%, 01/01/13                   2,380         2,389
   Chicago, Public Building, Ser C,
     RB (FGIC)
     5.500%, 02/01/06                   1,250         1,286
   State, Health Facilities Authority,
     Trinity Medical Center Project, RB,
     Callable 07/01/02 @ 102 (FSA)
     7.000%, 07/01/12                   5,000         5,360
   State, Regional Transportation
     Authority, RB (FGIC)
     6.000%, 06/01/15                   2,000         2,082
                                                  ---------
                                                     17,437
                                                  ---------
MARYLAND (3.6%)
   Baltimore, Water Project, Ser A, RB,
     Callable 07/01/06 @ 101 (FGIC)
     5.800%, 07/01/15                   2,800         2,841
   Washington, Suburban Sanitation,
     GO, Callable 01/01/02 @ 102
     6.400%, 01/01/08                   3,500         3,695
                                                  ---------
                                                      6,536
                                                  ---------
MASSACHUSETTS (0.7%)
   Boston, City Hospital Project, RB,
     Prerefunded 08/15/98 @ 100
     (FHA) (F)
     7.650%, 02/15/10                   1,260         1,316
                                                  ---------
MICHIGAN (1.7%)
   State, Building Authority, Ser II, RB,
     Callable 10/01/01 @ 102
     6.750%, 10/01/11                   2,950         3,116
                                                  ---------

SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  November 30, 1999
INVESTMENT GRADE TAX-EXEMPT BOND FUND
-----------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-----------------------------------------------------------------------------
MISSOURI (1.6%)
   St. Louis, Water Utility
     Improvements, RB, Callable
     07/01/04 @ 102 (FGIC)
     5.950%, 07/01/06                  $1,170     $   1,253
   State, Health & Educational
     Facilities Authority, Health Care
     Projects, Ser B, ETM, RB, Callable
     06/01/00 @ 102 (MBIA) (F)
     7.000%, 06/01/05                   1,500         1,552
                                                  ---------
                                                      2,805
                                                  ---------
NEVADA (2.2%)
   Clark County, School District, GO,
     Callable 06/01/03 @ 101 (FGIC)
     5.250%, 06/01/07                   4,000         4,048
                                                  ---------
NEW JERSEY (4.2%)
   State, Transportation System, Ser A,
     COP (AMBAC)
     5.000%, 09/15/03                   3,000         3,050
   State, Transportation System,
     Ser A, RB
     5.625%, 06/15/12                   2,100         2,164
     5.625%, 06/15/13                   1,000         1,025
     5.750%, 06/15/15                   1,250         1,276
                                                  ---------
                                                      7,515
                                                  ---------
NEW YORK (3.0%)
   State, Dormitory Authority, RB,
     Callable 07/01/14 @ 100 (FSA)
     5.750%, 07/01/18                   1,800         1,810
Triborough Bridge & Tunnel Authority,
  Ser V, RB, Callable 01/01/01 @ 102
  (FGIC-TCRS)
6.875%, 01/01/05                        3,500         3,657
                                                  ---------
                                                      5,467
                                                  ---------
NORTH CAROLINA (0.6%)
   State, Medical Care Community
     Hospital, Mercy Hospital Project,
     ETM, RB, Callable 08/01/02
     @ 102 (F)
     6.500%, 08/01/15                   1,000         1,069
                                                  ---------
OHIO (2.4%)
Cleveland, City School District,
     Ser A, GO, Callable 12/01/02
     @ 102 (FGIC)
     5.875%, 12/01/11                   1,650         1,713
   State, Infrastructure Improvement,
     Ser A, GO
     5.500%, 02/01/07                   2,475         2,570
                                                  ---------
                                                      4,283
                                                  ---------

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
OKLAHOMA (2.0%)
   State, Industrial Authority, Health
     System, Ser A, RB, Callable
     08/15/09 @ 101 (MBIA)
     5.375%, 08/15/14                  $2,000     $   1,934
   Tulsa, GO, Callable 12/01/09 @ 100
     5.500%, 12/01/16                   1,680         1,645
                                                  ---------
                                                      3,579
                                                  ---------
PENNSYLVANIA (2.2%)
   Allegheny County, Hospital
     Development Authority, Ohio
     Valley General, RB, Callable
     04/01/03 @ 100 (MBIA)
     5.875%, 04/01/11                   1,500         1,538
   State, University of Pennsylvania,
     Health Services, Ser A, RB,
     Callable 07/01/08 @ 100 (MBIA)
     5.250%, 01/01/12                   2,450         2,413
                                                  ---------
                                                      3,951
                                                  ---------
PUERTO RICO (0.2%)
   Commonwealth, Public
     Improvements, GO, Callable
     07/01/08 @ 101 (MBIA)
     5.000%, 07/01/28                     500           438
                                                  ---------
SOUTH DAKOTA (3.9%)
   State, Health & Educational Facility
     Authority, St. Lukes Midland
     Regional Medical, RB, Callable
     07/01/01 @ 102 (MBIA)
     6.625%, 07/01/11                   6,675         6,996
                                                  ---------
TENNESSEE (3.4%)
   Metropolitan Nashville Airport,
     Ser C, RB, Callable 07/01/01
     @ 102 (FGIC)
     6.600%, 07/01/15                   3,900         4,089
   Shelby County, GO, Prerefunded
     12/01/00 @ 102 (G)
     6.250%, 12/01/09                   2,000         2,084
                                                  ---------
                                                      6,173
                                                  ---------
TEXAS (10.9%)
   Austin, Independent School District,
     GO, Prerefunded 08/01/06
     @ 100 (F)
     5.750%, 08/01/14                   2,100         2,210
   Klein, Independent School
     District, GO, Callable 08/01/09
     @ 100
     5.125%, 08/01/15                   3,050         2,870

-------------------------------------------------------------------------------
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
TEXAS--CONTINUED
   Laredo, Independent School
     District, GO, Callable 08/01/09
     @100
     6.000%, 08/01/14                 $ 3,000     $   3,102
   McAllen, Independent School
     District, GO, Callable
     10/01/09 @100
     5.250%, 04/01/15                   1,510         1,444
     5.250%, 04/01/16                   1,600         1,516
     5.250%, 04/01/17                   1,695         1,592
     5.250%, 04/01/18                   1,795         1,671
   State, Municipal Power Agency, RB,
     Callable 09/01/03 @101 (MBIA)
     5.250%, 09/01/05                   3,500         3,572
   University, Ser B, RB, Callable
     08/15/01 @ 102
     6.750%, 08/15/13                   1,475         1,555
                                                  ---------
                                                     19,532
                                                  ---------
UTAH (4.4%)
   Alpine, School District, GO, Callable
     03/15/10 @100
     5.375%, 03/15/14                   2,325         2,287
     5.375%, 03/15/15                   2,775         2,703
     5.375%, 03/15/16                   2,950         2,849
                                                  ---------
                                                      7,839
                                                  ---------

VERMONT (1.2%)
   Burlington, Ser A, Callable 07/01/02
     @102 (MBIA)
     6.250%, 07/01/14                   2,000         2,100
                                                  ---------
VIRGINIA (1.8%)
   State, RB, Callable 10/01/10 @100
     5.875%, 10/01/14                   3,075         3,168
                                                  ---------
WASHINGTON (3.1%)
   State, Ser B, GO, Callable 05/01/04
     @ 100
     5.750%, 05/01/14                   5,600         5,643
                                                  ---------
Total Municipal Bonds
     (Cost $158,274)                                156,917
                                                  ---------
REPURCHASE AGREEMENTS (13.3%)
   Deutsche Bank
     5.62%, dated 11/30/99, matures
     12/01/99, repurchase price
     $5,457,361 (collateralized by U.S.
     Treasury Note: total market value
     $5,567,477) (H)                    5,457         5,457
   SBC Warburg
     5.62%, dated 11/30/99, matures
     12/01/99, repurchase price
     $18,482,518 (collateralized by U.S.
     Treasury Bond: total market
     value $18,855,681) (H)            18,482        18,482
                                                  ---------

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
Total Repurchase Agreements
     (Cost $23,939)                                $ 23,939
                                                  ---------
CASH EQUIVALENTS (9.8%)
   AIM Management Institutional
     Tax Free Portfolio               $ 8,810         8,810
   SEI Institutional Tax Free
     Portfolio                          8,871         8,871
                                                  ---------
Total Cash Equivalents
     (Cost $17,681)                                  17,681
                                                  ---------
Total Investments (110.3%)
   (Cost $199,894)                                  198,537
                                                  ---------
OTHER ASSETS AND LIABILITIES, NET (-10.3%)
   Securities Purchased                             (26,592)
   Other Assets and Liabilities                       8,092
                                                  ---------
Total Other Assets and Liabilities                  (18,500)
                                                  ---------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par
   value) based on 13,006,097
   outstanding shares of beneficial interest        143,773
Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 2,085,015 outstanding
   shares of beneficial interest                     21,985
Fund shares of the Flex Class
   (unlimited authorization -- no par
   value) based on 1,499,240 outstanding
   shares of beneficial interest                     16,941
Undistributed net investment income                      45
Accumulated net realized loss on
   investments                                       (1,350)
Net unrealized depreciation on investments           (1,357)
                                                  ---------
Total Net Assets (100.0%)                          $180,037
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                    $10.85
                                                  =========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                      $10.86
                                                  =========
  -- Investor Class ($10.86/96.25%)                  $11.28
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares(1)                  $10.85
                                                  =========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 32.

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  November 30, 1999
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (40.7%)
   U.S. Treasury Notes
     5.875%, 09/30/02                 $ 3,000     $   2,986
     5.750%, 08/15/03                  34,000        33,585
     6.125%, 08/15/07                   7,000         6,929
     6.000%, 08/15/09                  13,000        12,831
                                                  ---------
Total U.S. Treasury Obligations
     (Cost $56,668)                                  56,331
                                                  ---------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (57.9%)
   FHLMC
     8.000%, 12/01/02                     899           913
     6.500%, 06/01/13                   8,676         8,483
   FHLMC REMIC, Ser 1614-H
     6.000%, 06/15/20                   4,550         4,506
   FHLMC REMIC, Ser 1624-KC
     6.000%, 06/15/08                  11,084        10,759
   FHLMC REMIC, Ser 1666-E
     6.000%, 12/15/19                   5,000         4,925
   FHLMC REMIC, Ser 29-Q
     7.500%, 06/25/20                  15,000        15,161
   FNMA
     5.500%, 06/01/14                  19,426        18,176
     8.500%, 04/01/17                     464           478
   FNMA REMIC, Ser 1993-206G
     6.000%, 04/25/19                  11,000        10,824
   FNMA REMIC, Ser 1993-223PH
     6.050%, 10/25/22                   5,375         5,200
   GNMA
     9.000%, 11/15/17                     630           669
                                                  ---------
Total U.S. Agency Mortgage-Backed Obligations
     (Cost $81,224)                                  80,094
                                                  ---------
CASH EQUIVALENT (0.0%)
   SEI Liquid Asset Trust Prime
     Obligation Portfolio                  14            14
                                                  ---------
Total Cash Equivalent
     (Cost $14)                                          14
                                                  ---------
REPURCHASE AGREEMENT (0.3%)
   Morgan Stanley
     5.65%, dated 11/30/99, matures
     12/01/99, repurchase price
     $351,017 (collateralized by FNMA
     obligation: total market value
     $359,447) (H)                        351           351
                                                  ---------
Total Repurchase Agreement
     (Cost $351)                                        351
                                                  ---------

------------------------------------------------------------------------------
                                                  VALUE (000)
------------------------------------------------------------------------------
Total Investments (98.9%)
   (Cost $138,257)                                 $136,790
                                                  ---------
OTHER ASSETS AND LIABILITIES, NET (1.1%)              1,553
                                                  ---------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par
   value) based on 13,715,359 outstanding
   shares of beneficial interest                    137,750
Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 187,542 outstanding
   shares of beneficial interest                      1,892
Fund shares of the Flex Class
   (unlimited authorization -- no par
   value) based on 246,354 outstanding
   shares of beneficial interest                      2,484
Undistributed net investment income                       3
Accumulated net realized loss on
   investments                                       (2,319)
Net unrealized depreciation on investments           (1,467)
                                                  ---------
Total Net Assets (100.0%)                          $138,343
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                     $9.78
                                                  =========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                       $9.76
                                                  =========
Maximum Offering Price Per Share
  -- Investor Class ($9.76 / 97.50%)                 $10.01
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares(1)                   $9.78
                                                  =========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 32.

--------------------------------------------------------------------------------

                                                                     (UNAUDITED)

MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS (95.8%)
MARYLAND (78.8%)
   Anne Arundel County, Water Utility
     Improvements, GO, Callable
     02/01/08 @ 101
     5.125%, 02/01/24                  $  750        $  675
   Baltimore County, Construction &
     Public Improvements, GO,
     Callable 06/01/06 @ 101
     5.500%, 06/01/16                     250           248
   Baltimore County, Pension Funding,
     GO, Callable 08/01/08 @ 101
     5.125%, 08/01/15                     500           478
   Baltimore County, Public
     Improvements, GO, RB Callable
     07/01/08 @101
     4.750%, 07/01/09                     500           488
   Baltimore, Emergency
     Telecommunication Facilities,
     Ser A, COP, Callable 10/01/07
     @ 102 (AMBAC)
     5.000%, 10/01/17                     400           370
   Baltimore, Parking Authority, City
     Parking System Facilities, RB (FGIC)
     4.350%, 07/01/02                     200           200
   Baltimore, Pollution Control,
     General Motors Corporate Project,
     RB 5.350%, 04/01/08                  250           256
   Calvert County, Economic
     Development Authority, Asbury-
     Solomons Project, RB, Callable
     01/01/08 @ 102 (MBIA)
     5.000%, 01/01/17                     250           229
5.000%, 01/01/27                          250           219
   Calvert County, Pollution Control,
     Baltimore Gas & Electric Company
     Project, RB, Callable 07/15/04 @ 102
     5.550%, 07/15/14                     250           250
   Carroll County, Public Improvements,
     GO, Callable 12/01/06 @ 101
     5.125%, 12/01/14                     500           481
   Howard County, Metropolitan District,
     Public Improvements, Ser A, GO,
     Prerefunded 02/15/05 @ 101
     5.650%, 02/15/16                     100           105
   Montgomery County, Economic
     Development, Genomic Research
     Facility, RB (C)
     3.900%, 03/01/09                     700           700
   Montgomery County, Housing
     Authority, RB (MBIA) (C)
     3.900%, 07/01/28                   1,600         1,600

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
MARYLAND--CONTINUED
   Montgomery County, Human
     Services Headquarters Project, RB
     5.400%, 08/01/06                  $  200        $  207
   Montgomery County, Pollution
     Control, Potomac Electric Power
     Company Project, RB, Callable
     02/15/04 @ 102
     5.375%, 02/15/24                     100            91
   Montgomery County, Pollution
     Control, Potomac Electric Power
     Company Project RB (MBIA)
     5.375%, 02/15/24                   1,700         1,590
   Montgomery County, Ser A, GO
     5.800%, 07/01/07                     500           530
   Northeast Maryland, Waste
     Disposal Authority, Montgomery
     County Resource Recovery Project,
     RB, Callable 07/01/03 @ 102
     6.200%, 07/01/10                     275           284
   Prince Georges County, Public
     Improvements, Ser A, GO, Callable
     03/01/02 @ 102 (MBIA)
     5.625%, 09/01/04                     250           260
   Queen Annes County, School
     Improvements, GO, (FGIC)
     5.125%, 11/15/06                     350           357
   Saint Mary's County, Public Facilities,
     GO, Callable 11/01/03 @ 102
     (AMBAC)
     5.500%, 11/01/07                     150           155
   Saint Mary's County, Public
     Improvements, GO (MBIA)
     4.500%, 09/01/00                     500           502
   State, Aviation Administration
     Facilities, COP, AMT, Callable
     05/01/09 @101
     4.750%, 05/01/13                   1,500         1,375
   State, Community Development, RB,
     AMT, Callable 03/01/09 @ 101
     5.250%, 09/01/19                   1,000           911
   State, Economic Development,
     Chesapeake Bay Foundation,
     RB (C) (E)
     3.900%, 11/01/23                     500           500
   State, GO (C)
     3.980%, 08/01/12                     700           700
   State, Health & Higher Educational
     Facilities Authority, Anne Arundel
     Medical Center Project, RB,
     Callable 7/01/08 @ 101 (FSA)
     5.125%, 07/01/28                   1,500         1,322

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  November 30, 1999


MARYLAND MUNICIPAL BOND FUND--CONCLUDED

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
MARYLAND--CONTINUED
   State, Health & Higher Educational
     Facilities Authority, Broadmead
     Project, RB, Callable 07/01/07 @ 102
     5.500%, 07/01/17                  $  300        $  276
   State, Health & Higher Educational
     Facilities Authority, Calvert
     Memorial Hospital Project, RB,
     Callable 7/01/08 @ 102
     5.000%, 07/01/13                     400           365
   State, Health & Higher Educational
     Facilities Authority, Greater
     Baltimore Medical Center,
     RB (C)(D)
     4.150%, 07/01/25                   1,000         1,000
   State, Health & Higher Educational
     Facilities Authority, Loyola College
     Project, RB, Callable 10/01/09 @ 101
     5.250%, 10/01/29                   1,500         1,329
   State, Health & Higher Educational
     Facilities Authority, Loyola College
     Project, Ser A, RB, Callable
     10/01/06 @ 102 (MBIA)
     5.500%, 10/01/16                     250           244
   State, Health & Higher Educational
     Facilities Authority, Pickersgill
     Project, Ser A, RB, Callable
     01/01/07 @ 102
     6.000%, 01/01/15                     350           344
   State, Health & Higher Educational
     Facilities Authority, University of
     Maryland Medical Systems Project,
     Ser A, RB, Prerefunded 07/01/01
     @ 100 (FGIC)
     6.500%, 07/01/21                     200           207
   State, Health & Higher Educational
     Facilities Authority, Upper
     Chesapeake Hospital Project, RB,
     FSA Callable 01/01/08 @ 101
     5.125%, 01/01/33                   1,500         1,305
   State, Health & Higher Educational
     Facilities Authority, Johns Hopkins
     Health System Project, RB, Callable
     07/01/07 @ 102 (AMBAC)
     5.250%, 07/01/17                     350           329
  State, Housing & Community Development,
     Ser B, RB, AMT, Callable 03/01/07 @
     101.50 (E)
     5.875%, 09/01/25                     500           485
   State, Housing & Community
     Development, Ser E, RB, Callable
     09/01/09 @ 100 (FHA)
     5.700%, 09/01/17                   1,000           991

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
MARYLAND--CONTINUED
   State, Housing & Community
     Development, Ser F, RB, AMT,
     Callable 09/01/09 @ 100 (FHA)
     5.900%, 09/01/19                  $1,000          $971
   State, Housing & Community
     Development, Single Family
     Housing, First Ser, RB, Callable
     04/01/07 @ 101.50 (E)
     5.600%, 04/01/18                     385           368
   State, Housing & Community
     Development, Single Family
     Program, Second Series, RB,
     Callable 04/01/09 @ 101
     5.000%, 04/01/17                   1,000           897
   State, Industrial Development
     Authority, Holy Cross Health
     System, RB, Callable 12/01/03
     @ 102
     5.500%, 12/01/15                     100            97
   State, Public Improvements, First Ser,
     GO, Callable 02/15/06 @ 101.50
     4.700%, 02/15/10                     300           290
   State, Public Improvements,
     Third Ser, GO
     5.500%, 10/15/04                     500           521
   State, Stadium Authority, Sports
     Facility Project, RB, Callable
     03/01/06 @ 101 (AMBAC)
     5.800%, 03/01/26                     250           246
   State, Transportation Authority,
     Transportation Facilities Project,
      RB, ETM
     6.800%, 07/01/16                     120           136
   University of Maryland, System
     Auxiliary Facility & Tuition
     Revenue, Ser A, RB, Callable
     04/01/08 @ 100
     5.000%, 04/01/19                     500           451
   University of Maryland, University
     & College Improvements, Ser A, RB
     5.000%, 04/01/05                     400           406
   University of Maryland, University &
     College Improvements, Ser A, RB,
     Callable 04/01/05 @ 102
     5.400%, 04/01/09 100 102
   University of Maryland, University &
     College Improvements, Ser A, RB,
     Callable 04/01/06 @ 101
     5.500%, 04/01/08                     100           104
   Washington County, Public
     Improvements, GO, Callable
     01/01/03 @ 102 (FGIC)
     5.250%, 01/01/07                     100           102
16

-------------------------------------------------------------------------------
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
MARYLAND--CONTINUED
   Washington County, Suburban
     Sanitation District, GO, Callable
     06/01/06 @ 100
     5.600%, 06/01/19                  $  250      $    245
                                                   --------
                                                     26,894
                                                   --------
PUERTO RICO (17.0%)
   Commonwealth, Highway &
     Transportation Authority, Ser Y,
     RB, Callable 07/01/06 @ 101.50
     5.500%, 07/01/26                   1,700         1,590
   Commonwealth, Housing Bank &
     Finance Agency, Affordable
     Housing Mortgage Portfolio I, RB,
     Callable 04/01/05 @ 102
     6.250%, 04/01/29                     665           669
   Commonwealth, Medical &
     Environmental Control Facilities,
     San Lucas & Cristo Project, Ser A,
     RB, Callable 06/01/09 @ 101
     5.750%, 06/01/29                     740           668
   Commonwealth, Public Finance (C)
     3.710%, 06/01/19                   1,600         1,600
   Commonwealth, Public Improvement,
     GO, Callable 07/01/08 @ 101
     5.000%, 07/01/28                   1,500         1,280
                                                   --------
                                                      5,807
                                                   --------
Total Municipal Bonds
     (Cost $34,225)                                  32,701
                                                   --------
CASH EQUIVALENTS (2.1%)
   Aim Tax Free Institutional Cash
     Reserve                              602           602
   Federated Maryland Municipal
     Cash Trust                           100           100
                                                   --------
Total Cash Equivalents
     (Cost $702)                                        702
                                                   --------
Total Investments (97.9%)
     (Cost $34,927)                                  33,403
                                                   --------
Other Assets and Liabilities, Net (2.1%)                715
                                                   --------

-------------------------------------------------------------------------------
                                                  VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par
   value) based on 2,774,219 outstanding
   shares of beneficial interest                    $27,739
Fund shares of the Flex Class
   (unlimited authorization -- no par
   value) based on 781,015 outstanding
   shares of beneficial interest                      7,925
Accumulated net realized loss on
   investments                                          (22)
Net unrealized depreciation on investments           (1,524)
                                                   --------
Total Net Assets (100.0%)                           $34,118
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                     $9.59
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares(1)                   $9.61
                                                   ========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 32.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  November 30, 1999
SHORT-TERM BOND FUND
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (29.4%)
   U.S. Treasury Notes
     5.000%, 04/30/01                 $12,000     $  11,853
     5.250%, 05/31/01                   1,500         1,485
     6.500%, 08/31/01                   7,000         7,058
     5.625%, 09/30/01                   1,000           993
     6.375%, 09/30/01                   6,000         6,037
     6.250%, 10/31/01                   1,750         1,758
     7.500%, 11/15/01                   2,500         2,567
     6.250%, 06/30/02                   2,000         2,010
     6.000%, 07/31/02                   8,000         7,995
     6.250%, 08/31/02                   2,500         2,512
     5.750%, 10/31/02                   1,280         1,270
     5.625%, 12/31/02                   3,000         2,963
     5.500%, 05/31/03                   1,500         1,471
     5.250%, 08/15/03                     500           486
     4.250%, 11/15/03                   2,000         1,873
     6.000%, 08/15/04                   4,500         4,473
     6.875%, 05/15/06                   2,250         2,322
   U.S. Treasury STRIPS
     0.000%, 08/15/03                   1,250           999
                                                   --------
Total U.S. Treasury Obligations
     (Cost $60,907)                                  60,125
                                                   --------
CORPORATE OBLIGATIONS (47.8%)
FINANCE (19.4%)
   American General
     5.900%, 01/15/03                   2,000         1,932
     6.250%, 03/15/03                   1,100         1,077
   Associates Corporation, MTN
     7.080%, 04/15/03                   1,500         1,506
   Bank One
     6.875%, 08/01/06                   3,000         2,932
   Cit Group Holdings
     6.500%, 06/14/02                   3,000         2,974
   Commercial Credit
     6.375%, 09/15/02                   2,500         2,466
   Conoco
     5.900%, 04/15/04                   1,150         1,104
   Ford Motor Capital
     10.125%, 11/15/00                  2,000         2,063
   Ford Motor Credit
     6.000%, 01/14/03                   3,500         3,408
   General Electric Capital, Ser A, MTN
     6.330%, 09/17/01                   3,000         2,985
   General Motors Acceptance
     5.950%, 03/14/03                   1,000           970
   Household Finance, MTN
     7.080%, 06/03/02                   2,500         2,506
   International Lease, MTN
     5.500%, 09/29/03                   2,000         1,892
   Key Bank
     5.800%, 04/01/04                   1,675         1,591

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
FINANCE --CONTINUED
   Merrill Lynch, Ser B, MTN
     5.640%, 01/27/03                  $3,750    $    3,623
   Morgan Stanley Dean Witter, Ser C
     5.625%, 04/12/02                   1,750         1,708
   PNC
     6.950%, 09/01/02                   3,000         2,981
   Sprint Capital
     5.700%, 11/15/03                   2,000         1,915
                                                  ---------
                                                     39,633
                                                  ---------
INDUSTRIAL (20.6%)
   American Home Products
     7.900%, 02/15/05                   2,000         2,040
   Clark Equipment
     9.750%, 03/01/01                   1,750         1,807
   Computer Associates
     6.375%, 04/15/05                   2,300         2,156
   Cox Communications
     7.000%, 08/15/01                   3,000         2,992
   Daimler Chrysler, MTN
     6.460%, 12/01/01                   2,500         2,488
   Dayton Hudson
     5.950%, 06/15/10                     500           499
   Dupont de Nemours
     6.750%, 10/15/04                   3,000         2,992
   Eastman Kodak, Ser A, MTN
     6.500%, 08/15/01                   4,000         3,970
   General Foods
     6.000%, 06/15/01                     500           492
   IBM, MTN
     5.800%, 05/15/01                   1,250         1,236
   Norfolk Southern
     7.875%, 02/15/04                   1,500         1,532
   Philip Morris
     7.500%, 01/15/02                     500           499
   Raytheon
     6.450%, 08/15/02                   2,900         2,831
   RJR Nabisco
     6.800%, 09/01/01                   1,500         1,494
   Safeway Stores
     7.000%, 09/15/02                   3,000         2,989
   TCI Communications
     6.375%, 05/01/03                   2,250         2,211
   TRW (B)
     6.500%, 06/01/02                   3,000         2,954
   TRW, MTN
     9.000%, 02/09/01                   1,000         1,022
   Tyco International (C)
     6.250%, 06/15/03                   2,000         1,925
   Worldcom
     6.125%, 08/15/01                   4,000         3,965
                                                  ---------
                                                     42,094
                                                  ---------

-------------------------------------------------------------------------------
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
UTILITIES (7.8%)
   Baltimore Gas and Electric
     6.125%, 07/01/03                  $1,750     $   1,708
   Bellsouth Savings
     9.125%, 07/01/03                   1,364         1,403
   Northern States Power
     6.125%, 12/01/05                   5,000         4,731
   Pacific Gas and Electric
     5.875%, 10/01/05                   3,500         3,251
   Philadelphia Electric
     7.125%, 09/01/02                   2,000         2,003
   Southern New England Telephone,
     Ser C, MTN
     6.125%, 12/15/03                   3,000         2,918
                                                  ---------
                                                     16,014
                                                  ---------
Total Corporate Obligations
     (Cost $99,732)                                  97,741
                                                  ---------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (10.6%)
   FHLMC
     8.000%, 01/01/00                      92            92
     6.500%, 12/01/00                     972           957
     6.000%, 07/01/06                   8,836         8,552
   FNMA
     6.500%, 06/01/13                   2,493         2,439
     6.500%, 06/01/13                   1,696         1,660
     6.500%, 09/01/13                   1,766         1,728
     6.500%, 09/01/13                     932           912
     7.000%, 01/01/27                   1,600         1,564
   FNMA REMIC, Ser 1996-30, Cl PC
     7.000%, 11/25/20                   2,600         2,596
   GNMA
     8.000%, 11/15/09                   1,186         1,217
                                                  ---------
Total U.S. Agency Mortgage-Backed Obligations
     (Cost $22,078)                                  21,717
                                                  ---------
ASSET-BACKED SECURITIES (6.2%)
   CoreStates Home Equity Trust,
     Ser 1994-1, Cl A
     6.650%, 05/15/09                     515           512
   Discover Card Master Trust I,
     Ser 1998-4, Cl A
     5.750%, 10/16/03                   1,990         1,933


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--CONTINUED
   Discover Card Master Trust I,
     Ser 1999-2, Cl A
     5.900%, 10/15/04                  $3,000    $    2,950
   EQCC Home Equity Loan Trust,
     Ser 1994-1, Cl A
     5.800%, 03/15/09                     454           449
   Equivantage Home Equity Loan Trust,
     Ser 1996-1, Cl A
     6.550%, 10/25/25                     535           526
   Metris Master Trust,
     Ser 1997-1, Cl A
     6.870%, 10/20/05                   2,000         2,013
   Premier Auto Trust,
     Ser 1998-5, Cl A-4
     5.190%, 04/08/03                   3,500         3,401
   Spiegel Master Trust,
     Ser 1995-A, Cl A
     7.500%, 09/15/04                     833           839
                                                  ---------
Total Asset-Backed Securities
     (Cost $12,779)                                  12,623
                                                  ---------
U.S. GOVERNMENT AGENCY OBLIGATION (0.5%)
   FFCB
     7.125%, 06/01/01                   1,000         1,012
                                                  ---------
Total U.S. Government Agency Obligation
     (Cost $1,001)                                    1,012
                                                  ---------
GOVERNMENT AGENCY OBLIGATION (1.3%)
   Province of Quebec
     8.800%, 04/15/03                   2,500     ---------
Total Government Agency Obligation
     (Cost $2,680)                                    2,638
                                                  ---------
CASH EQUIVALENT (3.2%)
   Aim Liquid Assets Portfolio          6,559         6,559
                                                  ---------
Total Cash Equivalent
     (Cost $6,559)                                    6,559
                                                  ---------
Total Investments (99.0%)
   (Cost $205,736)                                  202,415
                                                  ---------
OTHER ASSETS AND LIABILITIES, NET (1.0%)              2,035
                                                  ---------

STATEMENT OF NET ASSETS
------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  November 30, 1999
SHORT-TERM BOND FUND--CONCLUDED
------------------------------------------------------------------------------
                                                  VALUE (000)
------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par
   value) based on 20,494,081 outstanding
   shares of beneficial interest                   $207,291
Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 190,549 outstanding
   shares of beneficial interest                      1,904
Fund shares of the Flex Class
   (unlimited authorization -- no par
   value) based on 218,354 outstanding
   shares of beneficial interest                      2,204
Distributions in excess of net investment
   income                                                (2)
Accumulated net realized loss on
   investments                                       (3,626)
Net unrealized depreciation on investments           (3,321)
                                                  ---------
Total Net Assets (100.0%)                          $204,450
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                     $9.78
                                                  =========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                       $9.80
                                                  =========
Maximum Offering Price Per Share
  -- Investor Class ($9.80/98.00%)                   $10.00
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares(1)                   $9.80
                                                  =========
(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 32.

--------------------------------------------------------------------------------
                                                                    (UNAUDITED)

SHORT-TERM U.S. TREASURY SECURITIES FUND
------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (95.5%)
   U.S. Treasury Notes
     5.625%, 12/31/99                 $11,500       $11,501
     5.875%, 02/15/00                   2,250         2,252
     6.875%, 03/31/00                   1,250         1,255
     5.500%, 04/15/00                   2,500         2,500
     6.125%, 07/31/00                   2,250         2,256
     6.125%, 09/30/00                   2,000         2,005
     5.750%, 10/31/00                   2,000         1,999
     5.375%, 02/15/01                  12,800        12,719
     6.250%, 10/31/01                   3,000         3,013
     7.500%, 11/15/01                   7,500         7,700
     6.250%, 01/31/02                   4,500         4,520
     6.625%, 03/31/02                  10,500        10,630
                                                   --------
Total U.S. Treasury Obligations
     (Cost $62,867)                                  62,350
                                                   --------
CASH EQUIVALENT (3.4%)
   SEI Daily Income Trust Treasury II
     Portfolio                          2,231         2,231
                                                   --------
Total Cash Equivalent
     (Cost $2,231)                                    2,231
                                                   --------
Total Investments (98.9%)
   (Cost $65,098)                                    64,581
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (1.1%)                744
                                                   --------

-------------------------------------------------------------------------------
                                                  VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par
   value) based on 5,741,355 outstanding
   shares of beneficial interest                    $57,260
Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 284,507 outstanding
   shares of beneficial interest                      2,875
Fund shares of the Flex Class
   (unlimited authorization -- no par
   value) based on 572,557 outstanding
   shares of beneficial interest                      5,721
Overdistributed net investment income                   (52)
Accumulated net realized gain on
   investments                                           38
Net unrealized depreciation on investments             (517)
                                                   --------
Total Net Assets (100.0%)                           $65,325
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                     $9.90
                                                   ========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                       $9.90
                                                   ========
Maximum Offering Price Per Share--
   Investor Class ($9.90/99.00%)                     $10.00
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares(1)                   $9.88
                                                   ========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 32.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  November 30, 1999
U.S GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (29.1%)
   U.S. Treasury Bonds
     4.750%, 02/15/04                  $1,500      $  1,427
     7.250%, 05/15/16                   1,000         1,064
     7.625%, 02/15/25                     400           454
     6.125%, 11/15/27                   3,220         3,067
     5.250%, 11/15/28                   2,350         1,983
   U.S. Treasury Notes
     6.250%, 04/30/01                   6,700         6,728
     8.000%, 05/15/01                     200           206
     6.625%, 06/30/01                     580           585
     7.500%, 05/15/02                     750           775
     6.250%, 06/30/02                     550           553
     5.750%, 10/31/02                     845           838
     7.250%, 05/15/04                     500           521
     7.875%, 11/15/04                     275           294
     7.500%, 02/15/05                     500           528
     6.500%, 10/15/06                   8,500         8,602
     6.625%, 05/15/07                   1,050         1,071
     4.750%, 11/15/08                     600           539
                                                   --------
Total U.S. Treasury Obligations
     (Cost $30,335)                                  29,235
                                                   --------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (70.1%)
   FHLMC
     6.000%, 02/01/01                      48            46
     7.000%, 01/01/09                      69            69
     7.000%, 04/01/09                     210           209
     7.000%, 08/01/10                     421           419
     7.000%, 01/01/11                     247           246
     7.000%, 02/01/12                     869           866
     6.500%, 03/01/12                   2,581         2,523
     7.000%, 05/01/12                     487           486
     6.500%, 12/01/12                   1,256         1,227
     7.000%, 06/01/17                   4,844         4,738
   FHLMC REMIC, Ser 2039, Cl PC
     6.000%, 05/15/09                   1,000           967
   FNMA
     6.000%, 11/25/07                     666           647
     7.500%, 06/01/11                     306           309
     7.000%, 09/17/11                     564           561
     7.000%, 05/01/12                     553           550
     7.000%, 06/01/12                     449           447
     7.000%, 07/01/12                     521           518
     6.500%, 06/01/13                   1,483         1,450
     6.500%, 09/01/13                     176           173
     7.000%, 10/25/16                     530           518
     6.500%, 07/01/18                     887           850
     6.290%, 08/01/18                   1,460         1,396
     6.500%, 08/01/18                     888           847
     6.000%, 12/01/18                   1,901         1,763

------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS--CONTINUED
     7.000%, 01/01/27                $    800        $  782
     7.500%, 04/01/27                     454           453
     6.000%, 03/01/28                     829           768
     6.500%, 03/02/28                     785           749
     6.500%, 03/01/29                   3,866         3,685
     6.250%, 05/15/29                  10,000         9,075
   FNMA REMIC, Ser 1990-143, Cl J
     8.750%, 12/25/20                      50            52
   FNMA REMIC, Ser 1993-156, Cl B
     6.500%, 04/25/18                     100            98
   FNMA REMIC, Ser 1996-30, Cl PC
     7.000%, 11/25/20                   2,000         1,997
   FNMA REMIC, Ser 1996-68, Cl C
     6.500%, 08/18/18                   1,000           986
   FNMA REMIC, Ser 1996-9, Cl H
     6.500%, 11/25/13                   1,337         1,276
   FNMA REMIC, Ser 1997-34, Cl VC
     7.500%, 05/01/12                   1,000         1,008
   FNMA REMIC, Ser 1997-6, Cl H
     7.000%, 08/18/08                   1,058         1,038
   FNMA REMIC, Ser 1997-63, Cl PC
     6.500%, 03/18/26                   1,140         1,100
   FNMA REMIC, Ser G93-40, Cl VC
     6.500%, 08/25/10                     261           247
   GNMA
     7.500%, 10/20/09                      37            37
     8.000%, 11/15/09                     767           787
     8.250%, 01/15/12                      56            58
     6.000%, 07/15/13                     897           858
     6.000%, 01/15/14                   1,866         1,784
     9.000%, 04/15/17                     203           214
     8.500%, 05/15/17                     569           588
    10.000%, 06/15/19                       2             2
     7.500%, 05/15/22                     234           234
     7.000%, 11/15/22                     326           319
     8.000%, 02/15/23                      14            14
     8.500%, 03/15/23                      30            31
     7.500%, 04/15/23                      88            88
     7.500%, 09/15/23                     614           613
     6.500%, 10/15/23                     804           765
     6.500%, 11/15/23                   1,022           973
     7.000%, 01/15/24                      98            95
     7.500%, 04/15/24                     526           525
     7.000%, 06/15/24                     591           577
     8.000%, 08/15/24                      40            41
     8.000%, 09/15/24                      11            12
     8.000%, 10/15/24                      18            18
     8.000%, 11/15/24                      15            15
     8.500%, 12/15/24                      37            38
     8.500%, 02/15/25                       8             9

-------------------------------------------------------------------------------
                                                                     (UNAUDITED)
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS--CONTINUED
     7.000%, 12/15/25                  $  351    $      343
     7.500%, 01/15/26                     359           358
     7.500%, 09/15/26                     530           529
     7.000%, 03/15/27                     223           218
     7.000%, 04/15/27                     727           710
     7.500%, 07/15/27                     303           302
     7.000%, 09/15/27                      63            62
     7.000%, 10/15/27                     727           711
     7.500%, 10/15/27                      39            39
     7.000%, 11/15/27                   1,042         1,019
     7.000%, 12/15/27                     837           819
     7.000%, 01/15/28                   1,186         1,158
     7.500%, 01/15/28                     325           324
     6.500%, 02/15/28                     938           893
     6.500%, 03/15/28                     124           118
     6.500%, 04/15/28                      78            75
     6.500%, 05/20/28                   1,821         1,726
     6.500%, 06/15/28                      39            37
     6.500%, 09/15/28                   2,876         2,737
     6.250%, 10/15/28                   1,943         1,821
     6.500%, 02/15/29                     663           631
   GNMA REMIC, Ser 1995-6A, Cl E
     7.500%, 05/20/23                   1,000         1,007
   GNMA REMIC, Ser 1998-9, Cl D
     6.500%, 08/20/24                   1,000           929
                                                   --------
Total U.S. Agency Mortgage-Backed Obligations
     (Cost $72,136)                                  70,400
                                                   --------
ASSET-BACKED SECURITY (0.1%)
   EQCC Home Equity Loan Trust,
     Ser 1994-1, Cl A
     5.800%, 03/15/09                      47            46
                                                   --------
Total Asset-Backed Security
     (Cost $47)                                          46
                                                   --------
CASH EQUIVALENT (0.4%)
   Aim Liquid Assets Portfolio            382           382
                                                   --------
Total Cash Equivalent
     (Cost $382)                                        382
                                                   --------
Total Investments (99.7%)
   (Cost $102,900)                                  100,063
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (0.3%)                297
                                                   --------

-------------------------------------------------------------------------------
                                                  VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par
   value) based on 8,678,555 outstanding
   shares of beneficial interest                   $ 91,346
Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 209,055 outstanding
   shares of beneficial interest                      2,114
Fund shares of the Flex Class
   (unlimited authorization -- no par
   value) based on 1,093,273 outstanding
   shares of beneficial interest                     11,470
Distributions in excess of net investment
   income                                                (5)
Accumulated net realized loss on
   investments                                       (1,728)
Net unrealized depreciation on investments           (2,837)
                                                   --------
Total Net Assets (100.0%)                          $100,360
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                    $10.06
                                                   ========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                      $10.05
                                                   ========
Maximum Offering Price Per Share
  -- Investor Class ($10.05/96.25%)                  $10.44
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares(1)                  $10.06
                                                   ========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 32.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 1999
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS (98.7%)
VIRGINIA (98.7%)
   Alexandria, Public Improvement, GO
     4.500%, 01/01/15                  $2,000        $1,765
   Alexandria, Redevelopment &
     Housing Authority, Residential
     Care Facilities, Goodwin House
     Project, Ser B, RB (C)
     3.800%, 10/01/06                   4,150         4,150
   Arlington County, Industrial
     Development, Resource Recovery,
     Alexandria/Arlington Waste,
     Ogden Martin, Ser A, RB (FSA)
     5.250%, 01/01/05                   4,000         4,071
   Arlington County, Industrial
     Development, Resource Recovery,
     Alexandria/Arlington Waste,
     Ogden Martin, Ser B, RB, AMT,
     Callable 07/01/08 @ 101 (FSA)
     5.375%, 01/01/11                   3,000         2,969
   Arlington County, Public
     Improvements, GO, Callable
     10/01/08 @ 101
     5.000%, 10/01/11                   3,220         3,186
   Chesapeake Bay, Bridge & Tunnel
     Authority, RB, Prerefunded
     07/01/01 @ 102 (MBIA)
     6.375%, 07/01/22                   7,000         7,359
   Chesapeake, GO
     5.400%, 12/01/08                   2,500         2,577
   Chesapeake, Hospital Authority,
     General Hospital Project, RB,
     Callable 07/01/00 @ 102
     8.200%, 07/01/05                   1,000         1,040
   Chesterfield County, Health Center
     Community Project, Lucy Corr
     Nursing Home Project, RB,
     Callable 12/01/06 @ 102 (E)
     5.875%, 12/01/21                     500           488
Chesterfield County, Public Improvements,
     Ser A, GO, Callable 01/01/08
     @ 100 (E)
     4.700%, 01/01/12                   3,215         3,029
   Danville, Industrial Development
     Authority, Danville Regional
     Medical Center Project, RB
     (AMBAC)
     5.250%, 10/01/28                   4,250         3,842
   Dinwiddie County, Industrial
     Development, Ser A, RB, Callable
     04/15/00 @ 100
     4.750%, 07/15/01                   3,150         3,148

-------------------------------------------------------------------------------
                                     Face Amount
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   Fairfax County, Industrial
     Development, Inova Health
     System Project, RB, Callable
     08/15/06 @ 102
     5.300%, 08/15/07                  $1,500        $1,512
   Fairfax County, Industrial
     Development, Inova Health
     System Project, Ser A, RB, Callable
     02/15/08 @ 101
     5.000%, 08/15/10                   2,890         2,797
   Fairfax County, Public Improvement,
     Ser A, GO, Callable 06/01/07 @ 102
     4.500%, 06/01/10                   3,000         2,827
Fairfax County, School & Transit
     Improvements, Ser B, GO, Prefunded
     06/01/01 @ 102 (F)
     5.200%, 06/01/13                   5,000         5,165
   Fairfax County, Sewer Authority, RB,
     Callable 11/15/03 @ 102 (AMBAC)
     5.500%, 11/15/09                   3,000         3,066
   Fairfax County, Water Authority, RB,
     Callable 04/01/07 @ 102
     6.000%, 04/01/22                   5,000         5,041
   Fluvanna County, Industrial
     Development, Elementary School
     Project, RB, 01/19/00
     4.150%, 01/15/01                   3,465         3,451
   Fredericksburg, Industrial
     Development, Hospital Facilities,
     Medicorp Health System, RB,
     Callable 06/15/07 @ 102 (AMBAC)
     5.250%, 06/15/16                   5,000         4,670
   Harrisonburg, Industrial
     Development, Rockingham
     Memorial Hospital Project, RB,
     Callable 12/01/02 @ 102 MBIA
     5.750%, 12/01/13                   3,000         3,022
   Henrico County, Industrial
     Development, Educational Facilities,
     Collegiate Schools, RB, Callable
     10/15/08 @ 102
     5.000%, 10/15/19                   2,250         1,967
   Henrico County, Industrial
     Development, Government
     Projects, RB, Callable 06/01/06
     @ 102
     5.150%, 06/01/07                   2,500         2,540
   Henrico County, Industrial
     Development, Hospital Facilities,
     Bon Secouis Health System Project,
     RB (FSA)
     4.950%, 08/15/03                   1,000         1,010

-------------------------------------------------------------------------------
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   Henrico County, Industrial
     Development, Residential & Health
     Care Facility, Our Lady of Hope
     Project, RB, Callable 07/01/03
     @ 102 (E)
     6.150%, 07/01/26                  $2,000        $1,761
   Henrico County, Industrial
     Development, Solid Waste Facility,
     Browning Ferris Project, RB,
     Mandatory Put 12/01/05 @
     100 (D)
     5.300%, 12/01/11                   1,000           937
   Henrico County, Industrial
     Development, Westminster-
     Canterbury Residential Care
     Facility, RB, Callable 10/1/09 @ 101
     5.700%, 10/01/23                   1,610         1,486
   Henrico County, Water & Sewer, RB,
     Callable 05/01/09 @ 102
     4.625%, 05/01/17                   1,900         1,633
   Henry County, Public Improvements,
     GO, Callable 07/15/04 @ 102
     6.000%, 07/15/14                   1,000         1,029
   Loudoun County, Sanitation
     Authority, Water & Sewer, RB,
     Callable 01/01/03 @ 102 (FGIC)
     6.100%, 01/01/04                   1,250         1,318
   Loudoun County, Sanitation
     Authority, Water & Sewer, RB,
     Callable 01/01/09 @ 102 (MBIA)
     4.750%, 01/01/30                   2,450         1,999
   Louisa, Industrial Development
     Authority, Virginia Electric & Power
     Co. Project, Ser A, RB, AMT (D)
     5.150%, 04/01/22                   2,500         2,502
   Lynchburg, GO, Callable
     04/01/03 @ 102
     5.250%, 04/01/08                   2,000         2,024
   Lynchburg, Industrial Development,
     Healthcare Facility, Centra Health
     Project, RB, Callable 01/01/08 @ 101
     5.200%, 01/01/23                   1,750         1,522
   Martinsville, GO
     3.600%, 01/15/01                   1,500         1,493
   Medical College, Hospitals Authority,
     RB, Callable 07/01/08 @102 (MBIA)
     4.900%, 07/01/12                   1,500         1,417
   Montgomery County, Industrial
     Development Authority, Ser A, RB,
     Callable 12/23/99 @ 100 (MBIA)
     3.850%, 01/15/01                   1,250         1,244
   Newport News, Ser A, GO
     4.000%, 07/01/07                   2,000         1,855

------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   Newport News, Water, Utility &
     Public Improvements, GO,
     Callable 01/15/07 @ 102
     5.250%, 01/15/14                  $3,530        $3,427
   Norfolk, GO, Callable
     06/01/04 @ 101
     5.250%, 06/01/08                   5,000         5,057
   Norfolk, Industrial Development,
     Bon Secours Health Project, RB,
     Callable 08/15/07 @ 102 (MBIA)
     5.250%, 08/15/26                   4,200         3,742
   Norfolk, Industrial Development,
     Children's Hospital Project,
     RB (AMBAC)
     6.900%, 06/01/06                   1,000         1,103
   Norfolk, Industrial Development,
     Children's Hospital Project, RB,
     Callable 06/01/04 @ 102 (AMBAC)
     5.100%, 06/01/07                   1,000         1,001
   Norfolk, Industrial Development,
     Public Health Center Project, RB,
     Callable 09/15/06 @ 102
     5.625%, 09/15/17                   1,600         1,550
   Norfolk, Industrial Development,
     Sentara Hospital Project, Ser A,
     RB, Callable 11/01/04 @ 102
     4.900%, 11/01/07                   2,500         2,467
     5.000%, 11/01/08                   2,500         2,466
   Norfolk, Redevelopement &
     Housing Authority, East Ocean
     View Property, RB (C)
     3.950%, 09/01/09                   2,390         2,390
   Norfolk, Redevelopment & Housing
     Authority, Educational Facilities
     Revenue, Tidewater Community
     College Campus Project, RB,
     Callable 11/01/05 @ 102
     5.800%, 11/01/08                     700           736
   Peumansend Creek, Regional Jail
     Authority, Grant Anticipation Note,
     RB, Callable 04/01/99 @ 100
     4.550%, 04/01/00                   5,000         5,002
   Poquoson, Sewer System Notes,
     RB, Callable 05/01/00 @ 100
     4.250%, 11/01/00                   3,000         3,007
   Portsmouth, GO, Callable
     08/01/03 @ 102
     5.450%, 08/01/07                   2,000         2,048
   Prince William County, Park
     Authority, Recreational Facility
     Improvement, RB
     5.800%, 10/15/01                     500           513

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 1999
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND--CONCLUDED
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   Prince William County, Park
     Authority, Recreational Facility
     Improvement, RB, Prerefunded
     10/15/04 @ 102 (F)
     6.200%, 10/15/05                  $  500        $  540
   Richmond, Metropolitan Expressway
     Authority, Ser A, RB, Callable
     07/15/02 @ 102 (FGIC)
     5.900%, 07/15/03                   1,500         1,569
   Richmond, Public Improvements,
     Ser A, GO, Prerefunded 01/15/05
     @ 102 (F)
     5.300%, 01/15/09                   1,500         1,561
   Roanoke Valley, Solid Waste System
     Authority, Resource Recovery
     Improvements, RB
     5.400%, 09/01/02                   1,450         1,473
   Roanoke, Industrial Development
     Authority, Carilion Health System
     Project, Ser B, RB (C)
     3.800%, 07/01/27                   2,800         2,800
   Roanoke, Industrial Development,
     Roanoke Memorial Hospital Project,
     Ser B, RB, Callable 07/01/02 @ 102
     5.900%, 07/01/06                   2,500         2,567
   Southeastern Public Service Authority,
     Ser A, RB (MBIA)
     5.150%, 07/01/09                   5,000         5,007
   State, College Building Authority,
     Educational Facilities, 21st Century
     College Program, RB, Callable
     08/01/06 @ 102
     5.250%, 08/01/16                   1,000           950
   State, College Building Authority,
     Public Higher Education Financing,
     Ser A, RB, Callable 09/01/08 @ 100
     4.625%, 09/01/15                   3,080         2,696
   State, College Building Authority,
     University of Richmond Project, RB,
     Callable 11/01/02 @ 102
     6.250%, 11/01/12                   2,000         2,108
   State, College Building Authority,
     University of Richmond Project, RB,
     Optional Put 11/01/04 @ 100
     5.550%, 11/01/19                   6,500         6,680
   State, University & College
     Improvements, Ser A, RB, Callable
     05/01/06 @ 102
     5.625%, 05/01/16                   2,500         2,467
   State, Education Loan Authority,
     Ser B, RB, AMT, Prerefunded to
     Various Call Dates @ 100 (F)
     5.550%, 09/01/10                   1,800         1,864

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   State, Education Loan Authority,
     Student Loan Program, Ser B,
     RB, AMT, ETM
     4.850%, 09/01/01                  $  520        $  525
   State, Education Loan Authority,
     Student Loan Program, Ser D,
     RB, AMT, ETM
     5.600%, 03/01/03                   2,500         2,564
   State, GO
     5.600%, 06/01/02                   4,750         4,898
   State, Housing Development
     Authority, Commonwealth
     Mortgage, Ser B, RB, Callable
     01/01/06 @ 102
     6.350%, 01/01/15                   3,000         3,074
   State, Housing Development
     Authority, Commonwealth
     Mortgage, Ser E, RB, Callable
     07/01/08 @ 101
     4.950%, 01/01/11                   1,250         1,194
   State, Housing Development
     Authority, Multi Family Housing,
     RB, Callable 01/01/08 @ 102
     5.350%, 11/01/11                   1,250         1,233
   State, Housing Development
     Authority, Multi Family Housing,
     Ser B, RB, Callable 05/01/00 @ 102
     7.375%, 05/01/05                   1,000         1,026
   State, Housing Development
     Authority, Multi Family Housing,
     Ser I, RB, AMT, Callable
      01/01/09 @ 101
     4.875%, 11/01/12                   1,950         1,811
   State, Housing Development
     Authority, Multi Family Mortgage,
     Ser I, RB, Callable 01/01/08 @ 102
     5.450%, 05/01/18                   2,000         1,866
   State, Housing Development
     Authority, Rental Housing, Ser H,
     RB, AMT, Callable 11/01/09 @ 100
     5.625%, 11/01/18                   3,500         3,322
   State, Housing Development
     Authority, Ser C, RB, Callable
     01/01/02 @ 102
     6.000%, 07/01/06                   2,000         2,011
   State, Housing Development
     Authority, Ser C, RB, Callable
     01/01/08 @ 102
     4.850%, 07/01/09                   1,600         1,536
   State, Housing Development
     Authority, Single Family Housing,
     Ser C, RB, Callable 01/01/02 @ 102
     5.550%, 01/01/11                   3,000         2,944

-------------------------------------------------------------------------------

                                                                    (UNAUDITED)
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   State, Polytechnic Institute &
     University, Ser A, RB, Callable
     06/01/06 @ 102
     5.450%, 06/01/13                  $2,500        $2,498
     5.500%, 06/01/16                   4,435         4,336
   State, Polytechnic Institute &
     University, University & College
     Improvements, Ser A, RB,
     Callable 06/01/06 @ 102
     5.350%, 06/01/09                   2,000         2,037
   State, Public School Authority, RB,
     Callable 01/01/02 @ 102
     6.250%, 01/01/08                   2,000         2,102
   State, Public School Authority,
     School Financing, Ser B, RB,
     Callable 01/01/03 @ 102 (E)
     5.600%, 01/01/05                   1,600         1,665
   State, Public School Authority,
     School Financing, Ser I, RB
     5.250%, 08/01/09                   5,000         5,079
   State, Public School Authority,
     School Improvements, Ser B, RB,
     Callable 01/01/00 @ 102
     5.850%, 01/01/02                   1,500         1,532
   State, Transportation Board,
     Northern Virginia Tranportation
     District, Ser A, RB, Callable
     05/15/06 @ 101
     5.125%, 05/15/12                   2,000         1,958
   Suffolk, GO
     5.200%, 08/01/02                   1,500         1,529
   Suffolk, GO, Callable 08/01/03 @ 102
     5.600%, 08/01/06                   2,000         2,070
     5.700%, 08/01/07                   2,000         2,070
   Tazewell County, Industrial
     Development, Courthouse Project,
     RB, Callable 01/01/07 @ 102 (MBIA)
     5.300%, 01/01/27                   1,000           908
   University, Ser A, RB, Callable
     06/01/08 @ 101
     5.000%, 06/01/24                   5,000         4,386
   Virginia Beach, Development
     Authority, Residential & Health
     Care Facility Project, 1st Mortgage,
     Our Lady of Perpetual Hope Project,
     RB, Callable 07/01/07 @102
     6.050%, 07/01/20                   1,500         1,326

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   Virginia Beach, Development
     Authority, Sentara Bayside
     Hospital Project, RB, Prerefunded
     11/01/01 @ 102 (F)
     6.300%, 11/01/21                  $1,750     $   1,846
   Virginia Beach, Refunding Bond, GO
     5.250%, 08/01/08                   2,000         2,037
     5.450%, 07/15/11                   1,000         1,023
   Virginia Beach, Refunding Bond, GO,
     Prerefunded 11/01/04 @ 102 (F)
     5.750%, 11/01/10                   3,500         3,725
                                                  ---------
                                                    233,834
                                                  ---------
Total Municipal Bonds (Cost $238,503)               233,834
                                                  ---------
CASH EQUIVALENTS (0.3%)
   Aim Tax Free Institutional Cash
     Reserve                              545           545
   Federated Virginia Municipal
     Cash Trust                            85            85
                                                  ---------
Total Cash Equivalents
     (Cost $630)                                        630
                                                  ---------
Total Investments (99.0%)
   (Cost $239,133)                                  234,464
                                                  ---------
OTHER ASSETS AND LIABILITIES, NET (1.0%)              2,395
                                                  ---------
Net Assets:
Fund shares of the Trust Class
   (unlimited authorization -- no par
   value) based on 23,468,356 outstanding
   shares of beneficial interest                    233,129
Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 731,980 outstanding
   shares of beneficial interest                      7,530
Distributions in excess of net
   investment income                                    (21)
Accumulated net realized gain on
   investments                                          890
Net unrealized depreciation on investments           (4,669)
                                                  ---------
Total Net Assets (100.0%)                          $236,859
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                     $9.79
                                                  =========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                       $9.79
                                                  =========
Maximum Offering Price Per Share
  -- Investor Class ($9.79/96.25%)                   $10.17
                                                  =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 32.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS  November 30, 1999
VIRGINIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS (90.6%)
VIRGINIA (89.0%)
   Albemarle County, Industrial
     Development Authority, Martha
     Jefferson Hospital Project, RB,
     Callable 10/01/03 @ 102
     5.800%, 10/01/09                  $  500        $  507
   Albemarle County, Industrial
     Development Authority, Our Lady
     of Peace Project, Ser A, RB, Callable
     07/01/05 @102
     5.800%, 07/01/25                     500           422
   Alexandria, Industrial Development
     Authority, Episcopal High School
     Project, RB, Callable 01/01/06 @ 102
     5.300%, 01/01/11                     500           501
   Alexandria, Industrial Development
     Authority, Potomac Electric Project,
     Ser A, RB, Callable 02/15/04
     @ 102 (MBIA)
     5.375%, 02/15/24                     400           371
   Alexandria, Redevelopment &
     Housing Authority, Buckingham
     Village Apartments Project, RB,
     Callable 01/01/06 @ 102
     6.050%, 07/01/16                     250           251
   Alexandria, Redevelopment &
     Housing Authority, Essex House
     Project, Ser A, RB, AMT, Callable
     01/01/08 @ 102
     5.550%, 07/01/28                   1,000           916
   Arlington County, Industrial
     Development Authority,
     Headquarters Facility Project,
     Ser A, RB, Callable 07/01/07 @ 102
     5.250%, 07/01/12                     300           296
   Arlington County, Public
     Improvements, GO, Callable
     06/01/05 @ 101.50
     5.400%, 06/01/12                     250           253
   Brunswick County, Industrial
     Development Authority,
     Correctional Facility Lease, RB,
     Callable 07/01/06 @ 102 (MBIA)
     5.500%, 07/01/17                     400           389
   Chesapeake Bay, Bridge & Tunnel
     Commission, RB, Callable
     07/01/05 @ 102 (MBIA)
     5.000%, 07/01/22                   1,000           878
   Chesapeake, Refunding Bond, GO
     5.250%, 12/01/06                     500           513

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   Dinwiddie County, Industrial
     Development Authority, County
     School Completion Project, Ser A,
     RB, Callable 02/01/08 @ 102 (MBIA)
     5.000%, 02/01/19                  $1,500        $1,335
   Fairfax County, Economic
     Development Authority, National
     Wildlife Federation, RB, Callable
     09/01/09 @ 101 (MBIA)
     5.375%, 09/01/29                   1,000           919
   Fairfax County, Industrial
     Development Authority, Fairfax
     Hospital, Ser A, RB (C)
     3.850%, 10/01/25                     100           100
   Fairfax County, Industrial
     Development Authority, Inova
     Health System Project, RB (FSA)
     5.250%, 08/15/19                     500           466
   Fairfax County, Public Improvements,
     Ser A, GO, Callable 06/01/03 @ 102
     5.000%, 06/01/07                     500           504
   Fairfax County, Redevelopment &
     Housing Authority, Mott & Gum
     Springs Community Centers, RB,
     Callable 06/01/06 @ 102
     5.500%, 06/01/12                     425           424
   Fairfax County, Redevelopment &
     Housing Authority, Paul Spring
     Center Project, Ser A, RB, Callable
     12/01/06 @ 103 (C)
     5.900%, 06/15/17                     250           248
   Fairfax County, Water Authority, RB,
     Callable 04/01/07 @ 102 (AMBAC)
     6.000%, 04/01/22                     315           318
   Fredericksburg, Industrial
     Development Authority, Hospital
     Facilities Project, Medicorp Health
     System Obligation, RB, Callable
     06/15/07 @ 102 (AMBAC)
     5.300%, 06/15/10                     500           499
5.250%, 06/15/23                          300           270
   Giles County, Industrial Development
     Authority, Hoechst Celanese, RB,
     AMT, Callable 05/01/06 @ 102
     6.450%, 05/01/26                     500           502
   Hampton, Golf Course Refinancing,
     Ser. 1999, RB
     6.000%, 12/01/12                   1,495         1,483

-------------------------------------------------------------------------------

                                                                    (UNAUDITED)
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   Henrico County, Economic
     Development Authority, Beth
     Sholom Assisted Living, Ser A, RB,
     Callable 07/20/09 @ 102 (FGIC)
     5.850%, 07/20/19                  $  400        $  390
     5.900%, 07/20/29                     500           480
   Henrico County, Industrial
     Development Authority, Collegiate
     Schools, RB, Callable 10/15/08
     @ 102
     5.000%, 10/15/19                   1,000           874
   Henrico County, Industrial
     Development Authority, Our Lady
     of Hope Project, RB, Callable
     07/01/03 @102 (C)
     6.100%, 07/01/20                   1,000           889
   Henrico County, Industrial
     Development Authority,
     Westminster-Canterbury
     Residential Care Facility, RB,
     Callable 10/1/09 @ 101
     5.700%, 10/01/23                   1,000           923
5.700%, 10/01/29                          800           729
   Henry County, Industrial
     Development Authority,
     Martinsville & Henry Hospital
     Project, RB, Callable 01/01/07 @ 101
     6.000%, 01/01/17                     500           493
   James City County, Public
     Improvements, GO, Callable
     12/15/05 @ 102 (FGIC)
     5.250%, 12/15/14                     250           245
   Leesburg, Public Improvements, GO,
     Callable 06/01/05 @ 102 (AMBAC)
     5.400%, 06/01/10                     250           255
   Leesburg, Utility Systems, RB,
     Callable 07/01/07 @ 102 (MBIA)
     5.000%, 07/01/10                     750           741
   Loudoun County, Sanitation
     Authority, Water & Sewer Project,
     RB, Callable 01/01/07 @ 102 (FGIC)
     5.125%, 01/01/26                     750           661
Loudoun County, School Improvements,
     Ser A, GO, Callable 06/01/06 @ 102 (C)
     5.600%, 06/01/10                     250           258
   Lynchburg, Industrial Development
     Authority, Healthcare Facility,
     Centra Health Project, RB, Callable
     01/01/08 @ 101
     5.200%, 01/01/23                     500           435
     5.200%, 01/01/28                   1,000           856

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   Lynchburg, Public Improvements,
     GO, Callable 05/01/06 @ 102
     5.100%, 05/01/11                  $  500        $  496
   Manassas Park, GO, Callable
     04/01/09 @ 101 (FSA)
     5.100%, 04/01/22                     500           445
   Manassas, Water Utility
     Improvements, Ser A, GO,
     Callable 01/01/08 @ 102
     5.000%, 01/01/18                     500           453
   Newport News, Redevelopment &
     Housing Authority, Mortgage
     Financing, Ser A, RB, Callable
     08/20/07 @102 (GNMA) (C)
     5.850%, 12/20/30                     500           487
   Norfolk, Industrial Development
     Authority, Bon Secours Health
     Care Project, RB, Callable
     08/15/07 @ 102 (MBIA)
     5.250%, 08/15/17                     750           694
   Norfolk, Public Improvements,
     GO, Callable 06/01/06 @ 101
     5.250%, 06/01/09                     500           505
   Norfork, GO
     5.500%, 02/01/13                     475           476
   Portsmouth, Public Improvements,
     GO, Callable 08/01/06 @ 101 (FGIC)
     5.250%, 08/01/21                     500           458
   Prince William County, Industrial
     Development Authority,
     Residential Care Facilities,
     Westminster Lake Ridge, Ser A, RB,
     Callable 01/01/07 @ 102
     6.625%, 01/01/26                     200           194
   Roanoke County, Industrial
     Development Authority, Roanoke
     Memorial Hospital Project,
     Ser C, RB (C) (E)
     3.850%, 07/01/19                     965           965
   Roanoke, Public Improvements, GO,
     Callable 08/01/04 @ 102
     5.150%, 08/01/12                     250           246
   Spotsylvania County, GO (FSA)
     5.000%, 07/15/14                   1,000           956
   Spotsylvania County, Water &
     Sewer System, RB, Callable
     06/01/07 @ 102 (MBIA)
     5.250%, 06/01/12                     500           495
   State, Biotechnology Research Park
     Authority, Biotech Two Project, RB,
     Callable 09/01/06 @ 101
     5.250%, 09/01/18                     500           468

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  November 30, 1999
VIRGINIA MUNICIPAL BOND FUND--CONCLUDED
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   State, College Building Authority,
     Educational Facilites, Marymount
     University Project, RB, Callable
     07/01/08 (C)
     5.100%, 07/01/18                  $1,000        $  897
   State, Housing Development
     Authority, Commonwealth
     Mortgage Project, GO, Ser E
     5.125%, 07/01/17                   2,000         1,815
   State, Housing Development
     Authority, Commonwealth
     Mortgage Project, Ser A, RB, AMT,
     Callable 01/01/06 @ 102 (MBIA)
     6.350%, 07/01/18                     150           153
   State, Housing Development
     Authority, Commonwealth
     Mortgage Project, Ser A, RB,
     Callable 01/01/03 @ 102
     6.400%, 07/01/17                     980           998
   State, Housing Development
     Authority, Commonwealth
     Mortgage Project, Ser E, Sub-ser E-2,
     RB, Callable 07/01/08 @101
     5.250%, 07/01/17                   1,000           935
   State, Polytechnic Institute & State
     University, University Service
     Systems, RB, Callable 06/01/06
     @ 102
     5.500%, 06/01/16                     200           195
   State, Public Building Authority,
     Public Improvements, RB,
     Callable 08/01/05 @ 101
     5.200%, 08/01/16                     300           283
   State, Public School Authority,
     School Financing, Ser A, RB,
     Callable 08/01/07 @ 102 (C)
     5.375%, 08/01/18                     500           474
   State, University & College
     Improvements, Ser A, RB, Callable
     05/01/06 @ 102
     5.625%, 05/01/16                   1,000           987
   Virginia Beach, Industrial
     Development Authority, Our Lady
     of Perpetual Hope Project, RB,
     Callable 07/01/07 @ 102
     6.150%, 07/01/27                     250           220

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   Virginia Beach, Refunding Bond, GO
     5.450%, 07/15/11                  $  200      $    204
   West Point, Industrial Development
     Authority, Chesapeake Corporation
     Project, Ser B, RB, Callable
     03/01/04 @ 102
     6.250%, 03/01/19                     165           158
   Williamsburg, Industrial
     Development Authority, Hospital
     Facilities, Williamsburg
     Community Hospital, RB, Callable
     10/01/03 @ 102
     5.750%, 10/01/22                   1,450         1,352
                                                  ---------
                                                     36,603
                                                  ---------
PUERTO RICO (1.6%)
   Commonwealth, Medical &
     Environmental Control Facilities,
     San Lucas & Cristo Project, Ser A ,
     RB, Callable 06/01/09 @ 101
     5.750%, 06/01/29                     740           668
                                                  ---------
                                                        668
                                                  ---------
Total Municipal Bonds
     (Cost $39,435)                                  37,271
                                                  ---------
CASH EQUIVALENTS (6.7%)
   Aim Tax Free Institutional
     Cash Reserve                       1,592         1,592
   Federated Virginia Municipal
     Cash Trust                         1,164         1,164
                                                  ---------
Total Cash Equivalents
     (Cost $2,756)                                    2,756
                                                  ---------
Total Investments (97.3%)
   (Cost $42,191)                                    40,027
                                                  ---------
OTHER ASSETS AND LIABILITIES, NET (2.7%)              1,117
                                                  ---------
30

-------------------------------------------------------------------------------

                                                                    (UNAUDITED)
-------------------------------------------------------------------------------
                                                  VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par
   value) based on 3,588,269 outstanding
   shares of beneficial interest                    $36,824
Fund shares of the Flex Class
   (unlimited authorization -- no par
   value) based on 614,433 outstanding
   shares of beneficial interest                      6,507
Accumulated net realized loss on
   investments                                          (23)
Net unrealized depreciation on investments           (2,164)
                                                  ---------
Total Net Assets (100.0%)                           $41,144
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                     $9.78
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares (1)                  $9.83
                                                  =========
(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 32.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  November 30, 1999(Unaudited)

            KEY TO ABBREVIATIONS USED IN THE STATEMENT OF NET ASSETS
AMBAC   Security insured by the American Municipal Bond Assurance Corporation
AMT     Alternative Minimum Tax
Cl      Class
COP     Certificate of Participation
ETM     Escrowed to Maturity
FGIC    Security insured by the Financial Guaranty Insurance Company
FHA     Federal Housing Authority
FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
FSA     Security insured by Financial Security Assurance
GNMA    Government National Mortgage Association
GO      General Obligation
MBIA    Security insured by the Municipal Bond Insurance Association
MTN     Medium Term Note
RB      Revenue Bond
REMIC   Real Estate Mortgage Investment Conduit
Ser     Series
STRIPS  Separately Traded Registered Interest and Principal Security
TCRS    Transferrable Custodial Receipts
VRDN    Variable Rate Demand Note
(A)     Zero Coupon Bond
(B)     Private Placement Security
(C) Adjustable rate security. The rate reported on the Statement of Net Assets is the rate in effect on November 30, 1999. The date shown is the next scheduled reset date.
(D) Put and demand features exist requiring the issuer to repurchase the instrument prior to maturity.
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F)     Collateralized by U.S. government Securities
(G)     Collateralized by State and Local Government Securities
(H)     Tri-Party Repurchase Agreement

                       This page intentionally left blank

STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS For The Period Ended November 30, 1999(Unaudited)


                                                                                        INVESTMENT
                                                   FLORIDA      GEORGIA    INVESTMENT     GRADE
                                                 TAX-EXEMPT   TAX-EXEMPT   GRADE BOND   TAX-EXEMPT
                                                  BOND FUND    BOND FUND      FUND       BOND FUND
                                                ------------  ----------   ----------   ----------
                                                  06/01/99-    06/01/99-    06/01/99-    06/01/99-
                                                  11/30/99     11/30/99     11/30/99     11/30/99
                                                ------------  ----------   -----------   --------
Interest Income ...............................     $2,995      $2,418      $39,261        $4,315
                                                    ------      ------      -------        ------
Expenses:
   Investment Advisory Fees ...................        411         331        4,439           688
   Less: Investment Advisory Fees Waived
     Reimbursed ...............................        (61)       (227)        (453)          (75)
   Administrator Fees .........................         45          36          425            66
   Transfer Agent Fees-- Trust Shares .........          6           7            9             6
   Transfer Agent Fees-- Investor Shares ......          6           8            7             2
   Transfer Agent Fees-- Flex Shares ..........         10          10           18             9
   Transfer Agent Out of Pocket Fees ..........          6           5           47            10
   Printing Expenses ..........................          3           3           --             5
   Custody Fees ...............................          2           2           24             3
   Professional Fees ..........................          2           2           15             3
   Trustee Fees ...............................          1          --            5             1
   Registration Fees ..........................          3           2           69             3
   Distribution Fees-- Investor Shares ........          3           3           70            51
   Less: Distribution Fees Waived-- Investor
      Shares ..................................         (3)         (2)          (6)           (5)
   Distribution Fees-- Flex Shares ............         47          42          116            75
   Less: Distribution Fees Waived-- Flex Shares         (5)         (5)         (14)           (7)
   Insurance and Other Fees ...................          2         173           22             3
                                                    ------      ------      -------        ------
   Total Expenses .............................        478         390        4,793           838
                                                    ------      ------      -------        ------
Net Investment Income .........................      2,517       2,028       34,468         3,477
                                                    ------      ------      -------        ------
Net Realized and Unrealized Gain (Loss) on
     Investments:
   Net Realized Gain (Loss) on Securities Sold      (1,821)       (397)     (11,852)       (3,658)
   Net Change in Unrealized Appreciation
  (Depreciation) on Investments ...............     (2,805)     (3,174)     (19,148)         (777)
                                                    ------      ------      -------        ------
   Total Net Realized and Unrealized Loss
  on Investments ..............................     (4,626)     (3,571)     (31,000)       (4,435)
                                                    ------      ------      -------        ------
Net Increase (Decrease) in Net Assets from
   Operations .................................    $(2,109)    $(1,543)     $33,468        $ (958)
                                                   =======     =======      =======        ======

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-----------------------------------------------------------------------------------------------------------------------------
    LIMITED
  TERM FEDERAL                                SHORT-TERM                         VIRGINIA
   MORTGAGE        MARYLAND                  U.S. TREASURY      U.S.          INTERMEDIATE      VIRGINIA
  SECURITIES       MUNICIPAL    SHORT-TERM    SECURITIES     GOVERNMENT         MUNICIPAL       MUNICIPAL
     FUND          BOND FUND     BOND FUND      FUND       SECURITIES FUND      BOND FUND       BOND FUND
--------------    ------------  ----------    ---------    ---------------    -------------    ------------
   06/01/99-       06/01/99-     06/01/99-    06/01/99-       06/01/99-         06/01/99-        06/01/99-
   11/30/99        11/30/99      11/30/99     11/30/99        11/30/99          11/30/99         11/30/99
--------------   -------------  ----------    ---------    ---------------    -------------    ------------
    $4,298        $   881        $ 6,140      $1,682           $3,391           $ 6,182           $ 1,061
    ------        -------       -------       ------           ------           -------           -------

       456            120
                                     672         213              400               790               130
       (71)           (31)           (93)        (41)            (138)              (11)              (18)
        50             11             74          23               38                86                14
        16             16              5           9                6                12                13
         6             --              6           7                5                 8                --
         7              8              7           9                8                --                 8
        --              2              9           3                8                 5                --
         3              1              5           2                4                 8                 2
         3              1              4           1                3                 5                 1
         3              2              4           1                3                28                 2
         1             --              1          --                1                 1                --
         3              1              4           1                4                 5                 1
         2             --              2           2                5                 6                --

        (2)            --             (2)         (2)              (3)              (12)               --
        12             40              6          12               57                --                33
       (12)            (9)            (6)         (8)             (21)               --                (9)
         3             --              3           1               93                (6)                1
    ------          ------       -------      ------           ------           -------           -------
       480            162            701         233              473               925               178
    ------          ------       -------      ------           ------           -------           -------
     3,818            719
    ------          ------         5,439       1,449            2,918             5,257               883
                                 -------      ------           ------           -------           -------

    (1,015)            (3)          (995)          7             (769)             (286)              (54)

    (1,315)        (1,779)        (1,858)       (311)          (1,769)           (9,738)           (2,524)
    ------         ------        -------      ------           ------            -------          -------

    (2,330)        (1,782)        (2,853)       (304)          (2,538)          (10,024)           (2,578)
    ------         ------        -------      ------           ------            -------          -------

    $1,488        $(1,063)       $ 2,586      $1,145           $  380           $(4,767           $(1,695)
    ======         ======        =======      ======          =======           =======           =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 1999 AND THE YEAR ENDED MAY 31, 1999




                                                          FLORIDA TAX-EXEMPT          GEORGIA TAX-EXEMPT
                                                              BOND FUND                 BOND FUND
                                                        ------------------------   ------------------------
                                                         06/01/99-    06/01/98-     06/01/99-     06/01/98-
                                                         11/30/99     05/31/99      11/30/99      05/31/99
                                                        -----------   ----------    ---------     ---------
Operations:
Net Investment Income ..................................$   2,517      $   4,737    $   2,028     $ 3,344
  Net Realized Gain (Loss) on Investments ..............   (1,821)         1,160         (397)        414
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments .....................................   (2,805)        (1,845)      (3,174)     (1,241)
                                                        ---------      ---------    ---------     -------
    Increase (Decrease) in Net Assets from Operations ..   (2,109)         4,052       (1,543)      2,517
                                                        ---------      ---------    ---------     -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .......................................   (2,211)        (4,235)      (1,742)     (2,897
    Investor Shares ....................................      (64)          (134)         (69)       (128)
    Flex Shares ........................................     (243)          (369)        (219)       (318)
  Capital Gains:
    Trust Shares .......................................       --         (1,037)          --        (162)
    Investor Shares ....................................       --            (37)          --          (8)
    Flex Shares ........................................       --           (122)          --         (20)
                                                        ---------      ---------    ---------     -------
  Total Distributions ..................................   (2,518)        (5,934)      (2,030)     (3,533)
                                                        ---------      ---------    ---------     -------
  Trust Shares:
    Proceeds from Shares Issued ........................   17,030         51,929        8,488      36,255
    Shares Issued in Connection with Crestar Merger ....       --             --           --          --
    Reinvestment of Cash Distributions .................      335          1,663          707       1,180
    Cost of Shares Repurchased .........................  (26,584)       (27,307)     (12,644)    (11,514)
                                                        ---------      ---------    ---------     -------
    Transactions .......................................   (9,219)        26,285       (3,449)     25,921
                                                        ---------      ---------    ---------     -------
  Investor Shares:
    Proceeds from Shares Issued ........................      147          1,105          128       1,195
    Shares Issued in Connection with Crestar Merger ....       --             --           --          --
    Reinvestment of Cash Distributions .................       59            143           61         118
    Cost of Shares Repurchased .........................     (701)          (780)        (396)     (1,586)
                                                        ---------      ---------    ---------     -------
     Share Transactions ................................     (495)           468         (207)       (273)
                                                        ---------      ---------    ---------     -------
    Proceeds from Shares Issued ........................    1,722         11,906        1,672       5,982
    Reinvestment of Cash Distributions .................      235            433          230         304
    Cost of Shares Repurchased .........................   (3,181)        (5,520)      (3,624)     (1,034)
                                                        ---------      ---------    ---------     -------
  Increase (Decrease) in Net Assets From Flex
    Share Transactions .................................   (1,224)         6,819       (1,722)      5,252
                                                        ---------      ---------    ---------     -------
      Transactions .....................................  (10,938)        33,572       (5,378)     30,900
                                                        ---------      ---------    ---------     -------
      Total Increase (Decrease) in Net Assets ..........  (15,565)        31,690       (8,951)     29,884
                                                        ---------      ---------    ---------     -------
Net Assets:
  Beginning of Period ..................................  137,170        105,480      104,486      74,602
                                                        ---------      ---------    ---------     -------
  End of Period ........................................  121,605       $137,170     $195,535    $104,486
                                                        =========      =========    =========    ========
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ......................................    1,650          4,807          865       3,562
    Shares Issued in Connection with Crestar Merger ....       --             --           --          --
    Shares Issued in Lieu of Cash Distributions ........       32            154           72         116
    Shares Redeemed ....................................   (2,566)        (2,530)      (1,295)     (1,128)
                                                       ----------      ---------    ---------     -------
  Net Trust Share Transactions .........................     (884)         2,431         (358)      2,550
                                                        ---------      ---------    ---------     -------
  Investor Shares:
    Shares Issued ......................................       14            102           13         117
    Shares Issued in Connection with Crestar Merger ....       --             --           --          --
    Shares Issued in Lieu of Cash Distributions ........        6             13            6          12
    Shares Redeemed ....................................      (67)           (72)         (41)       (155)
                                                        ---------      ---------    ---------     -------
  Net Investor Share Transactions ......................      (47)            43          (22)        (26)
                                                        ---------      ---------    ---------     -------
    Shares Issued ......................................      166          1,102          169         586
    Shares Issued in Lieu of Cash Distributions ........       23             40           23          30
    Shares Redeemed ....................................     (309)          (512)        (371)       (102)
                                                        ---------      ---------    ---------     -------
  Net Flex Share Transactions ..........................     (120)           630         (179)        514
                                                        =========      =========    =========    ========
  Net Change in Capital Shares .........................   (1,051)         3,104         (559)      3,038
                                                        ---------      ---------    ---------     -------

Amounts designated as "--" are either $0 or round to $0.

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------

                                                            LIMITED-TERM
     INVESTMENT GRADE        INVESTMENT GRADE TAX-        FEDERAL MORTGAGE        MARYLAND MUNICIPAL
       BOND FUND               EXEMPT BOND FUND            SECURITIES FUND             BOND FUND
  ---------------------     ----------------------     ----------------------    ----------------------
  06/01/99-   06/01/98-      06/01/99-   06/01/98-     06/01/99-    06/01/98-     06/01/99-   12/01/98-
  11/30/99    05/31/99       11/30/99    05/31/99      11/30/99     05/31/99      11/30/99    05/31/99
  ---------   ---------     ----------  ----------     ---------   ----------    ----------   ---------

 $  34,468    $  45,781     $ 43,477     $ 6,793        $  3,818   $   7,741       $   719     $   497
   (11,852)      15,248       (3,658)      4,833          (1,015)         88            (3)        (19)

   (19,148)     (27,720)        (777)     (3,278)         (1,315)     (1,037)       (1,779)       (437)
 ---------    ---------     --------    --------        --------   ---------       -------     -------
     3,468       33,309         (958)      8,348           1,488       6,792        (1,063)         41
 ---------    ---------    ---------    --------        --------   ---------       -------     -------


   (32,804)     (43,474)      (2,777)     (5,587)         (3,663)     (7,568)         (591)       (425)
      (885)      (1,621)        (406)       (901)            (53)       (125)           --          --
      (658)        (807)        (253)       (305)            (59)        (83)         (126)        (77)

        --      (13,468)          --      (4,790)             --      (1,611)           --         (24)
        --         (547)          --        (914)             --         (28)           --          --
        --         (306)          --        (323)             --         (19)           --          (4)
 ---------    ---------    ---------    --------        --------   ---------       -------     -------
   (34,347)     (60,223)      (3,436)    (12,820)         (3,775)     (9,434)         (717)       (530)
 ---------    ---------    ---------    --------        --------   ---------       -------     -------

   140,986      310,338       15,149      58,516          28,247      54,404        14,999      15,770
        --      314,362           --          --              --          --            --          --
    20,096       42,773          781       5,421           2,525       6,287            90          14
  (154,681)    (286,648)     (25,503)    (52,929)        (29,712)    (60,354)      (16,738)     (4,854)
 ---------    ---------    ---------    --------        --------   ---------       -------     -------
     6,401      380,825       (9,573)     11,008           1,060         337        (1,649)     10,930
 ---------    ---------    ---------    --------        --------   ---------       -------     -------

     2,287        8,100          368       2,158             214         853            --          --
        --        2,385           --          --              --          --            --          --
       963        2,052          401       1,627              60         151            --          --
    (5,968)      (9,990)      (2,742)     (6,100)           (622)     (1,458)           --          --
 ---------    ---------    ---------    --------        --------   ---------       -------     -------
    (2,718)       2,547       (1,973)     (2,315)           (348)       (454)           --          --
 ---------    ---------    ---------    --------        --------   ---------       -------     -------
     6,287       19,438        4,675      10,543             567       1,082         2,020       4,739
       685        1,002          255         551              60          96           120          66
    (6,025)      (6,765)      (4,789)     (2,643)           (298)       (566)       (1,974)       (226)
 ---------    ---------    ---------    --------        --------   ---------       -------     -------

      947        13,675          141       8,451             329         612           166       4,579
 ---------    ---------    ---------    --------        --------   ---------       -------     -------
    4,630       397,047      (11,405)     17,144           1,041         495        (1,483)     15,509
 ---------    ---------    ---------    --------        --------   ---------       -------     -------
   (26,249)     370,133      (15,799)     12,672          (1,246)     (2,147)       (3,263)     15,020
 ---------    ---------    ---------    --------        --------   ---------       -------     -------

 1,210,001      839,868      195,836     183,164         139,589     141,736        37,381      22,361
 ---------    ---------    ---------    --------        --------   ---------       -------     -------
$1,183,752   $1,210,001     $180,037    $195,836        $138,343    $139,589       $34,118     $37,381
==========   ==========    =========    ========        ========   =========       =======     =======


    13,839       28,937        1,389       5,150           2,872       5,379         1,525       1,556
        --       30,233           --          --              --          --            --          --
     1,970        3,979           72         479             256         620             9           2
   (15,176)     (26,711)      (2,335)     (4,614)         (3,019)     (5,979)       (1,708)       (479)
 ---------    ---------     --------    --------        --------   ---------       -------     -------
       633       36,438         (874)      1,015             109          20          (174)      1,079
 ---------    ---------     --------    --------        --------   ---------       -------     -------

       225          758           33         190              22          84            --          --
        --          229           --          --              --          --            --          --
        94          191           37         143               6          15            --          --
      (585)        (931)        (251)       (535)            (63)       (144)           --          --
 ---------    ---------    ---------    --------        --------   ---------       -------     -------
      (266)         247         (181)       (202)            (35)        (45)           --          --
 ---------    ---------    ---------    --------        --------   ---------       -------     -------
       615        1,821          428         936              57         107           206         464
        67           93           23          49               6          10            12           7
      (591)        (634)        (439)       (234)            (30)        (56)         (203)        (22)
 ---------    ---------    ---------    --------        --------   ---------       -------     -------
        91        1,280           12         751              33          61            15         449
==========    =========    =========    ========        ========   =========       =======     =======
       458       37,965       (1,043)      1,564             107          36          (159)      1,528
 ---------    ---------    ---------    --------        --------   ---------       -------     -------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 1999 AND THE YEAR ENDED MAY 31, 1999

                                                                    SHORT-TERM                 SHORT-TERM U.S. TREASURY
                                                                     BOND FUND                      SECURITIES FUND
                                                           ----------------------------       ---------------------------
                                                            06/01/99-         06/01/98-        06/01/99-        06/01/98-
                                                            11/30/99          05/31/99         11/30/99         05/31/99
                                                           ---------         ----------       ----------       ----------
Operations:
  Net Investment Income ..................................  $  5,439          $  6,990         $  1,449          $ 2,525
  Net Realized Gain (Loss) on Investments ................      (995)              414                7              243
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments .......................................    (1,858)           (2,357)            (311)            (388)
                                                            --------          --------         --------          -------
    Increase (Decrease) in Net Assets from Operations ....     2,586             5,047            1,145            2,380
                                                            --------          --------         --------          -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .........................................    (5,339)           (6,805)          (1,268)          (2,281)
    Investor Shares ......................................       (47)              (92)             (62)            (133)
    Flex Shares ..........................................       (53)              (95)            (118)            (111)
  Capital Gains:
    Trust Shares .........................................        --              (356)              --               --
    Investor Shares ......................................        --                (4)              --               --
    Flex Shares ..........................................        --                (5)              --               --
                                                            --------          --------         --------          -------
  Total Distributions ....................................    (5,439)           (7,357)          (1,448)          (2,525)
                                                            --------          --------         --------          -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ..........................    25,880            57,981            4,141           17,499
    Shares Issued in Connection with Crestar Merger ......        --            72,757                                --
    Reinvestment of Cash Distributions ...................     2,551             3,614              723              951
    Cost of Shares Repurchased ...........................   (35,095)          (42,626)          (3,777)          (9,243)
                                                            --------          --------         --------          -------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions .........................................    (6,664)           91,726            1,087            9,207
                                                            --------          --------         --------          -------
  Investor Shares:
    Proceeds from Shares Issued ..........................       272               589              382            1,382
    Reinvestment of Cash Distributions ...................        49                94               72              133
    Cost of Shares Repurchased ...........................      (254)             (781)            (422)          (1,983)
                                                            --------          --------         --------          -------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ...................................        67               (98)              32             (468)
                                                            --------          --------         --------          -------
  Flex Shares:
    Proceeds from Shares Issued ..........................       494             2,540            2,059            5,314
    Shares Issued in Connection with Crestar Merger ......        --                --               --               --
    Reinvestment of Cash Distributions ...................        59                96              118               94
    Cost of Shares Repurchased ...........................      (723)           (2,365)          (1,425)          (1,855)
                                                            --------          --------         --------          -------
  Increase (Decrease) in Net Assets From Flex
      Share Transactions .................................      (170)              271              752            3,553
                                                            --------          --------         --------          -------
    Increase (Decrease) in Net Assets From Share
      Transactions .......................................    (6,767)           91,899            1,871           12,292
                                                            --------          --------         --------          -------
      Total Increase (Decrease) in Net Assets ............    (9,620)           89,589            1,568           12,147
                                                            --------          --------         --------          -------
Net Assets:
  Beginning of Period ....................................   214,070           124,481           63,757           51,610
                                                            --------          --------         --------          -------
  End of Period ..........................................  $204,450          $214,070         $165,325          $63,757
                                                            ========          ========         ========          =======
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ........................................     2,633             5,746              417            1,750
    Shares Issued in Connection with Crestar Merger ......        --             7,308               --               --
    Shares Issued in Lieu of Cash Distributions ..........       259               357               73               95
    Shares Redeemed ......................................    (3,569)           (4,219)            (381)            (921)
                                                            --------          --------         --------          -------
  Net Trust Share Transactions ...........................      (677)            9,192              109              924
                                                            --------          --------         --------          -------
  Investor Shares:
    Shares Issued ........................................        28                58               38              138
    Shares Issued in Lieu of Cash Distributions ..........         5                 9                7               13
    Shares Redeemed ......................................       (26)              (77)             (42)            (198)
                                                            --------          --------         --------          -------
  Net Investor Share Transactions ........................         7               (10)               3              (47)
                                                            --------          --------         --------          -------
  Flex Shares:
    Shares Issued ........................................        50               251              208              531
    Shares Issued in Connection with Crestar Merger ......        --                --               --               --
    Shares Issued in Lieu of Cash Distributions ..........         6                10               12                9
    Shares Redeemed ......................................       (74)             (235)            (144)            (185)
                                                            --------          --------         --------          -------
  Net Flex Share Transactions ............................       (18)               26               76              355
                                                            ========          ========         ========          =======
  Net Change in Capital Shares ...........................      (688)            9,208              188            1,232
                                                            --------          --------         --------          -------

Amounts designated as "--" are either $0 or round to $0.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

    U. S. GOVERNMENT         VIRGINIA INTERMEDIATE          VIRGINIA MUNICIPAL
    SECURITIES FUND           MUNICIPAL BOND FUND                BOND FUND
----------------------      -----------------------       -----------------------
 06/01/99-   06/01/98-       06/01/99-    12/01/98-        06/01/99-    12/01/98-
 11/30/99    05/31/99        11/30/99     05/31/99         11/30/99     05/31/99
----------  ----------      ----------   ----------       ----------   ----------

$  2,918    $  2,793         $  5,257     $  5,222        $ 11,883       $   734
    (769)         15             (286)       1,177             (54)           31

  (1,769)     (1,299)          (9,738)      (5,509)         (2,524)         (722)
--------    --------         --------     --------        --------       -------
     380       1,509           (4,767)         890          (1,695)           43
--------    --------         --------     --------        --------       -------


  (2,604)     (2,385)          (5,163)      (5,069)           (762)         (650)
     (61)       (153)            (166)        (166)             --            --
    (262)       (252)              --           --            (121)          (88)

      --          --               --       (1,670)             --          (155)
      --          --               --          (56)             --            --
      --          --               --           --              --           (20)
--------    --------         --------     --------        --------       -------
  (2,927)     (2,790)          (5,329)      (6,961)           (883)         (913)
--------    --------         --------     --------        --------       -------


  15,075      23,161           17,393       26,357           9,650         7,281
      --      56,128               --           --              --            --
     628         520               26           43              25            29
 (28,374)    (11,462)         (18,029)     (24,041)         (4,366)       (3,890)
--------    --------         --------     --------        --------       -------

 (12,671)     68,347             (610)       2,359           5,309         3,420
--------    --------         --------     --------        --------       -------

     341         956              618          653              --            --
      68         152              122          164              --            --
    (785)     (1,762)            (964)        (821)             --            --
--------    --------         --------     --------        --------       -------

    (376)       (654)            (224)          (4)             --            --
--------    --------         --------     --------        --------       -------

   1,870       5,920               --           --           1,070         3,816
      --       3,174               --           --              --            --
     250         206               --           --              80            77
  (2,387)     (1,637)              --           --          (1,615)         (514)
--------    --------         --------     --------        --------       -------

    (267)      7,663               --           --            (465)        3,379
--------    --------         --------     --------        --------       -------

 (13,314)     75,356             (834)       2,355           4,844         6,799
--------    --------         --------     --------        --------       -------
 (15,861)     74,075          (10,930)      (3,716)          2,266         5,929
--------    --------         --------     --------        --------       -------

 116,221      42,146          247,789      251,505          38,878        32,949
--------    --------         --------     --------        --------       -------
$100,360    $116,221         $236,859     $247,789         $41,144       $38,878
========    ========         ========     ========        ========       =======


   1,488       2,197            1,744        2,543             960           688
      --       5,439               --           --              --            --
      62          49                3            4               3             3
  (2,807)     (1,087)          (1,823)      (2,327)           (436)         (368)
--------    --------         --------     --------        --------       -------
  (1,257)      6,598              (76)         220             527           323
--------    --------         --------     --------        --------       -------

      34          91               62           62              --            --
       7          15               12           16              --            --
     (78)       (167)             (97)         (79)             --            --
--------    --------         --------     --------        --------       -------
     (37)        (61)             (23)          (1)             --            --
--------    --------         --------     --------        --------       -------

     184         564               --           --             106           359
      --         308               --           --              --            --
      25          19               --           --               8             7
    (236)       (156)              --           --            (160)          (49)
--------    --------         --------     --------        --------       -------
     (27)        735               --           --             (46)          317
========    ========         ========     ========        ========       =======
  (1,321)      7,272              (99)         219             481           640
--------    --------         --------     --------        --------       -------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 1999 AND THE YEARS ENDED MAY 31, FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS



                                    NET ASSET                        NET REALIZED AND    DISTRIBUTIONS
                                      VALUE             NET          UNREALIZED GAINS      FROM NET      DISTRIBUTIONS   NET ASSET
                                    BEGINNING        INVESTMENT        (LOSSES)           INVESTMENT    FROM REALIZED    VALUE END
                                    OF PERIOD       INCOME (LOSS)    ON INVESTMENTS         INCOME      CAPITAL GAINS    OF PERIOD
                                    ---------       ------------    ----------------    -------------   -------------    ---------
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           1999*                     $10.59           $ 0.21            $(0.37)            $(0.21)          $   --         $10.22
           1999                       10.72             0.42             (0.02)             (0.42)           (0.11)         10.59
           1998                       10.28             0.44              0.45              (0.44)           (0.01)         10.72
           1997                       10.06             0.46              0.25              (0.46)           (0.03)         10.28
           1996                       10.18             0.46             (0.07)             (0.46)           (0.05)         10.06
           1995                        9.75             0.44              0.43              (0.44)              --          10.18
Investor Shares
           1999*                     $10.60           $ 0.20            $(0.37)            $(0.20)          $   --         $10.23
           1999                       10.72             0.40             (0.01)             (0.40)           (0.11)         10.60
           1998                       10.29             0.42              0.44              (0.42)           (0.01)         10.72
           1997                       10.07             0.44              0.25              (0.44)           (0.03)         10.29
           1996                       10.18             0.44             (0.06)             (0.44)           (0.05)         10.07
           1995                        9.75             0.42              0.43              (0.42)              --          10.18
Flex Shares
           1999*                     $10.62           $ 0.17            $(0.38)            $(0.17)          $   --         $10.24
           1999                       10.74             0.35             (0.01)             (0.35)           (0.11)         10.62
           1998                       10.30             0.37              0.45              (0.37)           (0.01)         10.74
           1997                       10.08             0.39              0.25              (0.39)           (0.03)         10.30
           1996(1)                    10.19             0.39             (0.06)             (0.39)           (0.05)         10.08
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           1999*                     $10.03           $ 0.20            $(0.34)            $(0.20)          $   --         $19.69
           1999                       10.11             0.39             (0.06)             (0.39)           (0.02)         10.03
           1998                        9.73             0.41              0.39              (0.41)           (0.01)         10.11
           1997                        9.56             0.42              0.22              (0.42)           (0.05)          9.73
           1996                        9.63             0.43             (0.05)             (0.43)           (0.02)          9.56
           1995                        9.42             0.42              0.21              (0.42)              --           9.63
Investor Shares
           1999*                     $10.05           $ 0.19            $(0.34)            $(0.19)          $   --         $19.71
           1999                       10.13             0.37             (0.06)             (0.37)           (0.02)         10.05
           1998                        9.74             0.39              0.40              (0.39)           (0.01)         10.13
           1997                        9.58             0.40              0.21              (0.40)           (0.05)          9.74
           1996                        9.65             0.41             (0.05)             (0.41)           (0.02)          9.58
           1995                        9.44             0.40              0.21              (0.40)              --           9.65
Flex Shares
           1999*                     $10.04           $ 0.17            $(0.34)            $(0.17)          $   --         $19.70
           1999                       10.12             0.32             (0.06)             (0.32)           (0.02)         10.04
           1998                        9.73             0.34              0.40              (0.34)           (0.01)         10.12
           1997                        9.56             0.35              0.22              (0.35)           (0.05)          9.73
           1996(2)                     9.72             0.36             (0.14)             (0.36)           (0.02)          9.56
INVESTMENT GRADE BOND FUND
Trust Shares
           1999*                     $10.36           $ 0.29            $(0.27)            $(0.29)          $   --         $10.09
           1999                       10.65             0.56             (0.11)             (0.56)           (0.18)         10.36
           1998                       10.16             0.60              0.49              (0.60)              --          10.65
           1997                       10.07             0.60              0.09              (0.60)              --          10.16
           1996                       10.26             0.60             (0.19)             (0.60)              --          10.07
           1995                        9.89             0.61              0.37              (0.61)              --          10.26
Investor Shares
           1999*                     $10.36           $ 0.27            $(0.27)            $(0.27)          $   --         $10.09
           1999                       10.65             0.52             (0.11)             (0.52)           (0.18)         10.36
           1998                       10.16             0.55              0.49              (0.55)              --          10.65
           1997                       10.06             0.56              0.10              (0.56)              --          10.16
           1996                       10.26             0.56             (0.20)             (0.56)              --          10.06
           1995                        9.89             0.57              0.38              (0.58)              --          10.26
Flex Shares
           1999*                     $10.37           $ 0.25            $(0.27)            $(0.25)          $   --         $10.10
           1999                       10.66             0.47             (0.11)             (0.47)           (0.18)         10.37
           1998                       10.17             0.51              0.49              (0.51)              --          10.66
           1997                       10.07             0.51              0.10              (0.51)              --          10.17
           1996 (3)                   10.33             0.52             (0.26)             (0.52)              --          10.07

 * For the six month period ended November 30, 1999. Return is for the period indicated and has not been annualized.
 + Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.
(1) Commenced operations on June 1, 1995. All ratios for the period have been annualized.
(2) Commenced operations on June 6, 1995. All ratios for the period have been annualized.
(3) Commenced operations on June 7, 1995. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                                                    (UNAUDITED)

                                                                                                        RATIO OF
                                                                                   RATIO OF           NET INVESTMENT
                                                             RATIO OF            EXPENSES TO        INCOME (LOSS) TO
               NET ASSETS            RATIO OF              NET INVESTMENT      AVERAGE NET ASSETS    AVERAGE NET ASSETS    PORTFOLIO
 TOTAL          END OF             EXPENSES TO           INCOME (LOSS) TO     (EXCLUDING WAIVERS    (EXCLUDING WAIVERS     TURNOVER
 RETURN (+)   PERIOD (000)      AVERAGE NET ASSETS      AVERAGE NET ASSETS    AND REIMBURSEMENTS)   AND REIMBURSEMENTS)       RATE
----------    -----------       ------------------      ------------------    ------------------    ------------------     ---------


  (1.51)%     $  105,413              0.67%                   4.07%                  0.76%               3.97%                 46%
   3.72          118,609              0.67                    3.90                   0.77                3.80                  72
   8.77           93,939              0.66                    4.16                   0.80                4.02                  69
   7.22           50,487              0.65                    4.48                   0.80                4.33                 135
   3.87           30,790              0.65                    4.49                   0.88                4.26                  63
   9.26           10,118              0.65                    4.63                   1.13                4.15                 105

  (1.60)%     $   13,178              0.87%                   3.86%                  1.30%               3.43%                 46%
   3.62            3,799              0.87                    3.71                   1.31                3.27                  72
   8.46            3,381              0.86                    3.98                   1.34                3.50                  69
   7.00            3,226              0.85                    4.28                   1.31                3.82                 135
   3.76            4,025              0.85                    4.28                   1.36                3.77                  63
   9.04            3,320              0.85                    4.36                   1.50                3.71                 105

  (1.94)%     $   13,014              1.37%                   3.36%                  1.54%               3.20%                 46%
   3.13           14,762              1.37                    3.21                   1.88                2.70                  72
   8.04            8,160              1.36                    3.45                   2.01                2.80                  69
   6.48            3,000              1.35                    3.78                   2.28                2.85                 135
   3.27            2,692              1.35                    3.79                   2.54                2.60                  63


  (1.39)%     $   81,020              0.91%                   4.75%                  0.48%               5.19%                 10%
   3.33           87,452              0.67                    3.87                   0.78                3.76                  12
   8.37           62,363              0.66                    4.09                   0.81                3.94                   7
   6.79           39,732              0.65                    4.31                   0.81                4.15                  15
   3.89           22,950              0.65                    4.36                   0.89                4.12                  60
   6.94           13,187              0.65                    4.56                   0.98                4.23                  25

  (1.53)%     $   13,343              0.87%                   3.88%                  0.04%               4.71%                 10%
   3.13            3,676              0.87                    3.67                   1.25                3.29                  12
   8.26            3,975              0.86                    3.89                   1.30                3.45                   7
   6.47            3,511              0.85                    4.10                   1.33                3.62                  15
   3.69            3,418              0.85                    4.17                   1.41                3.61                  60
   6.70            3,268              0.85                    4.31                   1.43                3.73                  25

  (1.73)%     $   11,172              1.37%                   5.38%                  0.85%               3.90%                 10%
   2.63           13,358              1.37                    3.19                   1.89                2.67                  12
   7.74            8,264              1.36                    3.39                   2.02                2.73                   7
   6.06            4,662              1.35                    3.60                   2.07                2.88                  15
   2.25*           4,207              1.35                    3.66                   2.35                2.66                  60


   0.24%      $1,126,142              0.77%                   5.78%                  0.84%               5.70%                 99%
   4.25        1,149,068              0.77                    5.25                   0.85                5.17                 221
  10.92          793,488              0.76                    5.67                   0.86                5.57                 109
   6.99          633,646              0.75                    5.89                   0.85                5.79                 298
   4.02          599,514              0.75                    5.81                   0.87                5.69                 184
  10.39          543,308              0.75                    6.22                   0.88                6.09                 238

   0.04%      $   31,332              1.17%                   5.37%                  1.31%               5.23%                 99%
   3.86           34,913              1.17                    4.87                   1.36                4.68                 221
  10.49           33,269              1.14                    5.29                   1.38                5.05                 109
   6.66           33,165              1.15                    5.48                   1.41                5.22                 298
   3.50           36,155              1.15                    5.40                   1.44                5.11                 184
  10.04           33,772              1.15                    5.79                   1.49                5.45                 238

  (0.19)%     $   26,278              1.66%                   4.89%                  1.84%               4.71%                 99%
   3.35           26,020              1.66                    4.40                   2.00                4.06                 221
   9.99           13,111              1.65                    4.76                   2.11                4.30                 109
   6.16            5,763              1.64                    5.00                   2.20                4.44                 298
   2.50            4,621              1.64                    4.84                   2.49                3.99                 184

                                                                              41
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 1999 AND THE YEARS ENDED MAY 31, FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS



                                  NET ASSET                     NET REALIZED AND     DISTRIBUTIONS
                                    VALUE          NET          UNREALIZED GAINS       FROM NET       DISTRIBUTIONS     NET ASSET
                                  BEGINNING     INVESTMENT          (LOSSES)          INVESTMENT      FROM REALIZED     VALUE END
                                  OF PERIOD    INCOME (LOSS)     ON INVESTMENTS         INCOME        CAPITAL GAINS     OF PERIOD
                                  ---------    -------------    ----------------     -------------    -------------     ---------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
           1999*                   $11.10         $ 0.21            $(0.25)             $(0.21)          $   --           $10.85
           1999                     11.40           0.43              0.10               (0.43)           (0.40)           11.10
           1998                     11.22           0.44              0.50               (0.44)           (0.32)           11.40
           1997                     11.10           0.44              0.33               (0.44)           (0.21)           11.22
           1996                     11.28           0.45              0.19               (0.45)           (0.37)           11.10
           1995                     10.68           0.46              0.60               (0.46)              --            11.28
Investor Shares
           1999*                   $11.12         $ 0.19            $(0.26)             $(0.19)          $   --           $10.86
           1999                     11.41           0.38              0.11               (0.38)           (0.40)           11.12
           1998                     11.24           0.39              0.49               (0.39)           (0.32)           11.41
           1997                     11.12           0.40              0.33               (0.40)           (0.21)           11.24
           1996                     11.30           0.41              0.19               (0.41)           (0.37)           11.12
           1995                     10.69           0.42              0.61               (0.42)              --            11.30
Flex Shares
           1999*                   $11.10         $ 0.17            $(0.26)             $(0.16)          $   --           $10.85
           1999                     11.40           0.33              0.10               (0.33)           (0.40)           11.10
           1998                     11.23           0.33              0.49               (0.33)           (0.32)           11.40
           1997                     11.11           0.35              0.33               (0.35)           (0.21)           11.23
           1996(1)                  11.30           0.37              0.18               (0.37)           (0.37)           11.11
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           1999*                   $ 9.94         $ 0.27            $(0.16)             $(0.27)          $   --           $19.78
           1999                     10.12           0.54             (0.06)              (0.54)           (0.12)            9.94
           1998                     10.02           0.58              0.11               (0.58)           (0.01)           10.12
           1997                      9.99           0.58              0.04               (0.58)           (0.01)           10.02
           1996                     10.11           0.62             (0.14)              (0.60)              --             9.99
           1995(2)                  10.00           0.58              0.13               (0.60)              --            10.11
Investor Shares
           1999*                   $ 9.93         $ 0.26            $(0.17)             $(0.26)          $   --           $19.76
           1999                     10.11           0.51             (0.06)              (0.51)           (0.12)            9.93
           1998                     10.00           0.56              0.12               (0.56)           (0.01)           10.11
           1997                      9.97           0.56              0.04               (0.56)           (0.01)           10.00
           1996                     10.11           0.60             (0.14)              (0.60)           --                9.97
           1995(3)                   9.98           0.58              0.13               (0.58)           --               10.11
Flex Shares
           1999*                   $ 9.94         $ 0.24            $(0.16)             $(0.24)          $   --           $19.78
           1999                     10.12           0.48             (0.06)              (0.48)           (0.12)            9.94
           1998                     10.02           0.52              0.11               (0.52)           (0.01)           10.12
           1997                      9.99           0.52              0.04               (0.52)           (0.01)           10.02
           1996(4)                  10.14           0.55             (0.15)              (0.55)              --             9.99
MARYLAND MUNICIPAL BOND FUND (A)
Trust Shares
           1999*                   $10.06         $(0.20)           $(0.47)             $(0.20)          $   --           $ 9.59
           1999(5)                  10.22           0.20             (0.15)              (0.20)           (0.01)           10.06
           For the years ended November 30:
           1998                      9.95           0.42              0.27               (0.42)              --            10.22
           1997                      9.76           0.43              0.19               (0.43)              --             9.95
           1996(6)                  10.00           0.31             (0.24)              (0.31)              --             9.76
Flex Shares
           1999*                   $10.08         $ 0.16            $(0.47)             $(0.16)          $   --           $ 9.61
           1999                     10.24           0.15             (0.15)              (0.15)           (0.01)           10.08
           For the years ended November 30:
           1998                      9.96           0.33              0.28               (0.33)              --            10.24
           1997                      9.76           0.34              0.20               (0.34)              --             9.96
           1996(7)                   9.53           0.20              0.23               (0.20)              --             9.76
SHORT-TERM BOND FUND
Trust Shares
           1999*                   $ 9.91         $ 0.26            $(0.13)             $(0.26)          $   --           $19.78
           1999                     10.05           0.51             (0.10)              (0.52)           (0.03)            9.91
           1998                      9.90           0.55              0.16               (0.55)           (0.01)           10.05
           1997                      9.86           0.53              0.07               (0.53)           (0.03)            9.90
           1996                      9.98           0.54             (0.10)              (0.54)           (0.02)            9.86
           1995                      9.79           0.53              0.19               (0.53)              --             9.98
Investor Shares
           1999*                   $ 9.93         $ 0.25            $(0.13)             $(0.25)          $   --           $19.80
           1999                     10.07           0.49             (0.10)              (0.50)           (0.03)            9.93
           1998                      9.91           0.53              0.17               (0.53)           (0.01)           10.07
           1997                      9.88           0.51              0.06               (0.51)           (0.03)            9.91
           1996                     10.01           0.52             (0.10)              (0.53)           (0.02)            9.88
           1995                      9.81           0.51              0.19               (0.50)           --               10.01
Flex Shares
           1999*                   $ 9.93         $ 0.23            $(0.13)             $(0.23)          $   --           $19.80
           1999                     10.07           0.47             (0.11)              (0.47)           (0.03)            9.93
           1998                      9.91           0.50              0.17               (0.50)           (0.01)           10.07
           1997                      9.88           0.48              0.06               (0.48)           (0.03)            9.91
           1996(8)                  10.02           0.47             (0.12)              (0.47)           (0.02)            9.88

* For the six month period ended November 30, 1999. Return is for the period indicated and has not been annualized.
+ Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.
(1) Commenced operations on June 1, 1995. All ratios for the period have been annualized.
(2) Commenced operations on June 7, 1994. All ratios for the period have been annualized.
(3) Commended operations on July 17, 1994. All ratios for the period have been annualized.
(4) Commended operations on June 7, 1995. All ratios for the period have been annualized.
(5) For the six month period ended May 31, 1999. All ratios for the period have been annualized.

                                                                                                     RATIO OF
                                                                               RATIO OF           NET INVESTMENT
                                                          RATIO OF            EXPENSES TO        INCOME (LOSS) TO
                NET ASSETS          RATIO OF           NET INVESTMENT      AVERAGE NET ASSETS    AVERAGE NET ASSETS     PORTFOLIO
 TOTAL           END OF           EXPENSES TO         INCOME (LOSS) TO     (EXCLUDING WAIVERS    (EXCLUDING WAIVERS     TURNOVER
RETURN (+)     PERIOD (000)    AVERAGE NET ASSETS    AVERAGE NET ASSETS    AND REIMBURSEMENTS)   AND REIMBURSEMENTS)      RATE
----------     -----------     ------------------    ------------------    ------------------    ------------------    ----------


(0.35)%         $141,128              0.77%                3.87%                 0.85%                 3.79%              111%
 4.67            154,123              0.77                 3.75                  0.87                  3.65               224
 8.57            146,606              0.76                 3.83                  0.88                  3.71               378
 7.13            139,144              0.75                 3.96                  0.86                  3.85               489
 5.82            124,507              0.75                 4.01                  0.89                  3.87               514
10.21             78,208              0.75                 4.34                  0.91                  4.18               592

(0.65)%         $ 22,640              1.16%                3.48%                 1.26%                 3.39%              111%
 4.35             25,195              1.17                 3.36                  1.32                  3.21               224
 8.05             28,159              1.16                 3.43                  1.43                  3.16               378
 6.69             31,857              1.15                 3.56                  1.38                  3.33               489
 5.40             37,427              1.15                 3.61                  1.42                  3.34               514
 9.91             41,693              1.15                 3.88                  1.43                  3.60               592

(0.78)%         $ 16,269              1.65%                3.00%                 1.81%                 2.84%              111%
 3.78             16,518              1.65                 2.86                  2.03                  2.48               224
 7.50              8,399              1.64                 2.95                  2.10                  2.49               378
 6.19              4,681              1.63                 3.08                  2.15                  2.56               489
 4.91              5,536              1.63                 3.12                  2.25                  2.50               514


 1.09%          $134,104              0.67%                5.45%                 0.77%                 5.36%              227%
 4.75            135,256              0.67                 5.28                  0.77                  5.18               379
 7.12            137,488              0.66                 5.75                  0.77                  5.64               163
 6.43            123,903              0.65                 5.81                  0.78                  5.68               133
 4.84             73,370              0.65                 6.04                  0.84                  5.85                83
 7.50             41,823              0.65                 6.43                  0.93                  6.15                68

 0.84%          $  1,831              0.92%                5.19%                 1.57%                 4.55%              227%
 4.47              2,214              0.92                 5.03                  1.52                  4.43               379
 6.95              2,705              0.91                 5.50                  1.51                  4.90               163
 6.17              2,426              0.90                 5.55                  1.48                  4.97               133
 4.59              2,512              0.90                 5.75                  2.25                  4.40                83
 7.45                623              0.90                 6.27                  7.74                 (0.57)               68

 0.79%          $  2,408              1.27%                4.86%                 1.83%                 4.30%              227%
 4.14              2,119              1.27                 4.69                  2.42                  3.54               379
 6.49              1,543              1.26                 5.16                  2.72                  3.70               163
 5.80              1,409              1.25                 5.20                  2.66                  3.79               133
 4.10              1,349              1.25                 5.38                  3.59                  3.04                83


(2.70)%         $ 26,611              0.68%                4.07%                 0.85%                 3.90%                2%
 0.48             29,658              0.70                 3.83                  1.37                  3.16                19

 7.03             19,115              0.62                 4.11                  1.15                  3.58                12
 6.50             11,461              0.63                 4.38                  1.16                  3.85                 5
 1.07              5,808              0.71                 4.30                  1.36                  3.65                 9

(3.13)%         $  7,507              1.59%                3.17%                 1.97%                 2.79%                2%
 0.05              7,723              1.59                 2.94                  1.98                  2.55                19

 6.17              3,246              1.57                 3.16                  1.96                  2.77                12
 5.64                561              1.54                 3.43                  2.00                  2.97                 5
 7.67                113              1.55                 3.42                  2.20                  2.77                 9


 1.33%          $200,443              0.67%                5.27%                 0.76%                 5.18%               47%
 4.06            209,904              0.67                 5.12                  0.77                  5.02               108
 7.31            120,422              0.66                 5.47                  0.79                  5.34                87
 6.30             89,701              0.65                 5.37                  0.78                  5.24               118
 4.45             91,156              0.65                 5.39                  0.81                  5.23               163
 7.60             60,952              0.65                 5.49                  0.85                  5.29               200

 1.24%          $  1,867              0.71%                4.13%                 1.36%                 3.48%               47%
 3.88              1,825              0.87                 4.92                  1.59                  4.20               108
 7.19              1,949              0.86                 5.27                  1.71                  4.42                87
 5.97              2,182              0.85                 5.16                  1.58                  4.43               118
 4.23              2,700              0.85                 5.20                  1.72                  4.33               163
 7.44              2,609              0.85                 5.24                  1.56                  4.53               200

 1.05%          $  2,140              1.50%                5.79%                 2.38%                 4.91%               47%
 3.50              2,341              1.22                 4.55                  2.33                  3.44               108
 6.84              2,110              1.21                 4.93                  2.85                  3.29                87
 5.62              1,073              1.20                 4.82                  3.02                  3.00               118
 3.73                966              1.20                 4.77                  4.06                  1.91               163

(6) Commenced operations on March 1, 1996. All ratios for the period have been annualized.
(7) Commenced operations on April 25, 1996. All ratios for the period have been annualized.
(8) Commenced operations on June 20, 1995. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFund Maryland Municipal Bond Fund exchanged all of its assets and certain liabilities for shares of the Maryland Municipal Bond Fund. The CrestFund Maryland Municipal Bond Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts  designated as "--" are either $0 or have been rounded to $0.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 1999 AND THE YEARS ENDED MAY 31, FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS




                                  NET ASSET                        NET REALIZED AND    DISTRIBUTIONS
                                    VALUE             NET          UNREALIZED GAINS      FROM NET      DISTRIBUTIONS    NET ASSET
                                  BEGINNING        INVESTMENT         (LOSSES)           INVESTMENT    FROM REALIZED    VALUE END
                                  OF PERIOD       INCOME (LOSS)    ON INVESTMENTS         INCOME      CAPITAL GAINS     OF PERIOD
                                  ---------       ------------    -----------------    -------------   -------------    ---------
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
           1999*                   $ 9.95           $ 0.22             $(0.05)            $(0.22)          $  --          $ 9.90
           1999                      9.97             0.47              (0.02)             (0.47)             --            9.95
           1998                      9.88             0.51               0.10              (0.52)             --            9.97
           1997                      9.84             0.51               0.04              (0.51)             --            9.88
           1996                      9.93             0.55              (0.09)             (0.55)             --            9.84
           1995                      9.82             0.47               0.11              (0.47)             --            9.93
Investor Shares
           1999*                   $ 9.95           $ 0.21             $(0.05)            $(0.21)         $   --          $ 9.90
           1999                      9.96             0.46              (0.01)             (0.46)             --            9.95
           1998                      9.88             0.49               0.09              (0.50)             --            9.96
           1997                      9.84             0.50               0.04              (0.50)             --            9.88
           1996                      9.94             0.54              (0.10)             (0.54)             --            9.84
           1995                      9.83             0.46               0.11              (0.46)             --            9.94
Flex Shares
           1999*                   $ 9.93           $ 0.20             $(0.05)            $(0.20)         $   --          $ 9.88
           1999                      9.94             0.44              (0.02)             (0.43)             --            9.93
           1998                      9.85             0.47               0.10              (0.48)             --            9.94
           1997                      9.82             0.47               0.03              (0.47)             --            9.85
           1996(1)                   9.96             0.48              (0.14)             (0.48)             --            9.82
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
           1999*                   $10.28           $ 0.28             $(0.22)            $(0.28)         $   --          $10.06
           1999                     10.46             0.59              (0.18)             (0.59)             --           10.28
           1998                     10.02             0.61               0.44              (0.61)             --           10.46
           1997                      9.91             0.62               0.11              (0.62)             --           10.02
           1996                     10.27             0.62              (0.33)             (0.62)          (0.03)           9.91
           1995(2)                   9.98             0.53               0.29              (0.53)             --           10.27
Investor Shares
           1999*                   $10.28           $ 0.26             $(0.23)            $(0.26)         $   --          $10.05
           1999                     10.45             0.54              (0.17)             (0.54)             --           10.28
           1998                     10.02             0.57               0.43              (0.57)             --           10.45
           1997                      9.90             0.58               0.12              (0.58)             --           10.02
           1996                     10.26             0.59              (0.33)             (0.59)          (0.03)           9.90
           1995(3)                  10.00             0.56               0.26              (0.56)             --           10.26
Flex Shares
           1999*                   $10.28           $ 0.23             $(0.22)            $(0.23)         $   --          $10.06
           1999                     10.46             0.49              (0.18)             (0.49)             --           10.28
           1998                     10.02             0.52               0.44              (0.52)             --           10.46
           1997                      9.91             0.53               0.11              (0.53)             --           10.02
           1996(4)                  10.31             0.52              (0.37)             (0.52)          (0.03)           9.91

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)

Trust Shares
           1999*                   $10.20           $ 0.22             $(0.41)            $(0.22)         $   --          $ 9.79
           1999(5)                  10.44             0.21              (0.17)             (0.21)          (0.07)          10.20
           For years ended November 30:
           1998                     10.31             0.45               0.17              (0.45)          (0.04)          10.44
           1997                     10.22             0.46               0.09              (0.46)             --           10.31
           1996                     10.24             0.42              (0.02)             (0.42)             --           10.22
           1995                      9.21             0.43               1.03              (0.43)             --           10.24
Investor Shares
           1999*                   $10.20           $ 0.21             $(0.41)            $(0.21)         $   --          $ 9.79
           1999(5)                  10.45             0.22              (0.18)             (0.22)          (0.07)          10.20
           For years ended November 30:
           1998                     10.31             0.46               0.17              (0.45)          (0.04)          10.45
           1997                     10.21             0.47               0.09              (0.46)             --           10.31
           1996                     10.23             0.42              (0.02)             (0.42)             --           10.21
           1995                      9.20             0.43               1.03              (0.43)             --           10.23

VIRGINIA MUNICIPAL BOND FUND (A)

Trust Shares
           1999*                   $10.43           $ 0.23             $(0.65)            $(0.23)         $   --          $ 9.78
           1999(5)                  10.68             0.22              (0.19)             (0.22)          (0.06)          10.43
           For years ended November 30:
           1998                     10.44             0.47               0.27              (0.47)          (0.03)          10.68
           1997                     10.28             0.48               0.17              (0.48)          (0.01)          10.44
           1996                     10.40             0.47              (0.12)             (0.47)             --           10.28
           1995(6)                  10.00             0.31               0.44              (0.31)          (0.04)          10.40
Flex Shares
           1999*                   $10.48           $ 0.19             $(0.65)            $(0.19)         $   --          $ 9.83
           1999(5)                  10.73             0.17              (0.18)             (0.18)          (0.06)          10.48
           For years ended November 30:
           1998                     10.48             0.37               0.28              (0.37)          (0.03)          10.73
           1997                     10.31             0.39               0.18              (0.39)          (0.01)          10.48
           1996                     10.43             0.38              (0.12)             (0.38)             --           10.31
           1995(7)                  10.06             0.24               0.41              (0.24)          (0.04)          10.43



  * For the six month period ended November 30, 1999. Return is for the period indicated and has not been annualized.
  + Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.
(1) Commenced operations on June 22, 1995. All ratios for the period have been annualized.
(2) Commenced operations on July 31, 1994. All ratios for the period have been annualized.
(3) Commenced operations on June 9, 1994. All ratios for the period have been annualized.
(4) Commenced operations on June 7, 1995. All ratios for the period have been annualized.
(5) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(6) Commenced operations on April 5, 1995. All ratios for the period have been annualized.

-------------------------------------------------------------------------------
                                                                     (unaudited)

                                                                                                     RATIO OF
                                                                               RATIO OF            NET INVESTMENT
                                                          RATIO OF            EXPENSES TO         INCOME (LOSS) TO
                NET ASSETS           RATIO OF           NET INVESTMENT      AVERAGE NET ASSETS    AVERAGE NET ASSETS     PORTFOLIO
 TOTAL           END OF            EXPENSES TO         INCOME (LOSS) TO     (EXCLUDING WAIVERS    (EXCLUDING WAIVERS     TURNOVER
RETURN (+)     PERIOD (000)     AVERAGE NET ASSETS    AVERAGE NET ASSETS    AND REIMBURSEMENTS)   AND REIMBURSEMENTS)      RATE
----------     -----------      ------------------    ------------------    ------------------    ------------------    ----------

   1.75%       $    56,849             0.67%                4.47%                 0.78%                 4.35%                3%
   4.59             56,027             0.67                 4.69                  0.78                  4.58                57
   6.30             46,920             0.66                 5.19                  0.84                  5.01                39
   5.76             21,988             0.65                 5.23                  0.92                  4.96                93
   4.73             10,149             0.65                 5.56                  1.00                  5.21                94
   6.11              9,599             0.65                 4.91                  1.08                  4.48                88

   1.67%       $     2,818             0.82%                4.31%                 1.46%                 3.67%                3%
   4.54              2,799             0.82                 4.54                  1.34                  4.02                57
   6.04              3,277             0.81                 5.07                  1.33                  4.55                39
   5.59              3,921             0.80                 5.05                  1.35                  4.50                93
   4.52              4,192             0.80                 5.43                  1.32                  4.91                94
   6.03              7,144             0.80                 4.74                  1.33                  4.21                88

   1.55%       $     5,658             1.07%                4.07%                 1.46%                 3.68%                3%
   4.32              4,931             1.07                 4.22                  2.25                  3.04                57
   5.90              1,413             1.06                 4.81                  2.87                  3.00                39
   5.19              1,091             1.05                 4.75                  2.51                  3.29                93
   3.72              2,423             1.05                 5.03                  2.97                  3.11                94


   0.61%       $    87,265             0.76%                5.56%                 0.87%                 5.45%               13%
   3.90            102,167             0.77                 5.58                  0.88                  5.47                19
  10.76             34,899             0.76                 5.93                  0.92                  5.77                14
   7.54             19,471             0.75                 6.19                  1.02                  5.92                21
   2.77             10,277             0.75                 6.05                  1.25                  5.55                83
   8.64              3,291             0.75                 6.67                  3.33                  4.09                30

   0.29%       $     2,101             1.17%                5.16%                 1.59%                 4.73%               13%
   3.56              2,534             1.17                 5.17                  1.60                  4.74                19
  10.23              3,225             1.16                 5.53                  1.76                  4.93                14
   7.21              2,243             1.15                 5.76                  1.79                  5.12                21
   2.47              2,396             1.15                 5.68                  2.50                  4.33                83
   8.61                589             1.15                 6.08                  6.84                  0.39                30

   0.15%       $    10,994             1.68%                4.64%                 1.93%                 4.39%               13%
   2.99             11,520             1.68                 4.66                  2.08                  4.26                19
   9.78              4,022             1.67                 5.02                  2.32                  4.37                14
   6.57              2,801             1.66                 5.26                  2.42                  4.50                21
   1.42              2,826             1.66                 5.18                  2.86                  3.98                83




  (1.91%)      $   229,693             0.79%                4.47%                 0.79%                 4.46%               14%
   0.42            240,083             0.84                 4.12                  1.18                  3.78                19

   6.10            243,606             0.79                 4.33                  0.97                  4.15                24
   5.55            237,096             0.78                 4.57                  0.93                  4.42                30
   4.01            243,137             0.78                 4.35                  0.93                  4.20                25
  16.09             43,373             0.72                 4.34                  0.94                  4.12                28

  (1.93)%      $     7,166             0.79%                4.30%                 1.03%                 4.06%               14%
   0.35              7,706             0.79                 4.17                  0.93                  4.03                19

   6.19              7,899             0.79                 4.33                  0.94                  4.18                24
   5.65              7,826             0.79                 4.56                  0.94                  4.41                30
   4.01              8,185             0.79                 4.12                  0.94                  3.97                25
  16.10              8,649             0.73                 4.33                  0.95                  4.11                28




  (4.05)%      $    35,105             0.74%                4.57%                 0.83%                 4.48%                1%
   0.27             31,939             0.76                 4.20                  1.30                  3.66                 7

   7.19             29,252             0.69                 4.41                  1.10                  4.00                28
   6.46             20,044             0.69                 4.65                  1.09                  4.25                39
   3.48             15,911             0.71                 4.61                  1.11                  4.21                24
   7.67              6,247             0.71                 4.61                  1.11                  4.21                35

  (4.46)%      $     6,039             1.65%                3.64%                 2.00%                 3.29%                1%
  (0.16)             6,939             1.65                 3.32                  1.91                  3.06                 7

   6.24              3,697             1.64                 3.46                  1.92                  3.18                28
   5.58              1,476             1.60                 3.73                  2.00                  3.33                39
   2.58                787             1.57                 3.73                  1.97                  3.33                24
   6.51                628             1.57                 3.76                  1.97                  3.36                35

(7) Commenced operations on April 17, 1995. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFund Virginia Intermediate Municipal Bond and the CrestFund Virginia Municipal Bond Funds exchanged all of their assets and certain liabilities for shares of the Virginia Intermediate Municipal Bond and the Virginia Municipal Bond Funds, respectively. The CrestFund Virginia Intermediate Municipal Bond and the CrestFund Virginia Municipal Bond Funds are the accounting survivors in this transaction, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as "--" are either $0 or have been rounded to $0.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS November 30, 1999

1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-six portfolios as of November 30, 1999: the Balanced Fund, the Capital Appreciation Fund (formerly Capital Growth
Fund), the Emerging Markets Equity Fund, the Growth and Income Fund, the International Equity Fund, the International Equity Index Fund, the Life Vision Balanced Portfolio, the Life Vision Growth and Income Portfolio, the Life Vision Maximum Growth Portfolio, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Small Cap Growth Stock Fund, the Sunbelt Equity Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, the Core Equity Fund, the E-Commerce Opportunity Fund, (collectively the "Equity Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, and the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds" or the "Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the Tax-Free Money Market Fund, the U.S. Government Securities, the U.S. Treasury Money Market Fund (collectively the "Retail Money Market Funds"), the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each fund's prospectus provides a description of the fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Fixed Income Funds. The financial statements of the Equity Funds, the Retail Money Market Funds and the Institutional Money Market Funds are not presented herein, but are presented separately. On February 17, 1999 and February 19, 1999, respectively, the Board of Trustees of the STI Classic Funds Inc. and Board of Directors of the CrestFunds Inc. ("CrestFunds") approved an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for the transfer of all assets and certain stated liabilities of the CrestFunds in exchange for the issuance of shares in the Funds in a tax-free reorganization (see Note 8).

2. Significant Accounting Policies:


The following is a summary of significant  accounting  policies  followed by the
Trust:

     BASIS OF PRESENTATION OF STATEMENTS -- As more fully described in Note 8, the STI Classic Funds acquired certain CrestFunds in a tax-free business combination. While each Fund now exists as a STI Classic Fund, a number of the surviving funds for accounting purposes are CrestFunds. In accordance with generally accepted accounting principles, the financial statements presented herein represent those of accounting survivors. Accordingly, the Statements of Operations, Statements of Changes in Net Assets and Financial Highlights presented reflect periods beginning on the first day of the accounting survivor's fiscal year.

     SECURITY VALUATION -- Investment securities held by the Funds that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



     mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each fund is calculated each business day, by dividing the total value of each fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share for Investor shares of the Florida Tax-Exempt
     Bond, the Georgia Tax-Exempt Bond, the Investment Grade Bond, the Investment Grade Tax-Exempt Bond, the U.S. Government Securities, and the Virginia Intermediate Municipal Bond Funds is equal to the net asset value per share plus a sales load of 3.75%. The maximum offering price per share for Investor shares of the Short-Term U.S. Treasury Securities Fund is equal to the net asset value per share plus a sales load of 1.00%. The maximum offering price per share for Investor shares of the Short-Term Bond Fund is equal to the net asset value per share plus a sales load of 2.00%. The maximum offering price per share for Investor shares of the Limited-Term Federal Mortgage Securities Fund is equal to the net asset value per share plus a sales load of 2.50%.

     Flex Shares of the Funds may be purchased at their net asset value. Shares redeemed within the first year after purchase will be subject to a contingent deferred sales charge ("CDSC") equal to 2.00% of the net asset value of the shares at the time of redemption. The CDSC will not apply to shares redeemed after such time.

     TBA PURCHASE COMMITMENTS -- The Funds may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

     OTHER -- Expenses that are directly related to a specific fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

Distributions from net investment income for each of the Fixed Income Funds are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Transactions with Affiliates:


Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund has entered into an agreement with SEI Investments to manage the investments of repurchase agreements for the Funds. For its services the Liquidity Desk received $905,023 for the year ended November 30, 1999.

4. Administration, Transfer Agency Servicing and Distribution Agreements:


The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

Prior to May 24, 1999, administrative and accounting services were provided to the CrestFunds by SEI Investments Mutual Funds Services who was entitled to receive a fee at an annual rate of .15% of the average daily net assets of the CrestFunds. The Administrator had voluntarily agreed to waive a portion of its fee for Government Bond Fund and Virginia Municipal Bond Fund in order to limit operating expenses.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14,

--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  November 30, 1999

1994 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated May 29, 1995 regarding the Flex Shares and a Distribution Agreement dated November 21, 1995 with respect to the Trust and Investor shares. The Distributor will receive no fees for its distribution services under this agreement for the Trust Shares of any fund. With respect to the Investor Shares and Flex Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of Flex Shares) a Distribution and Service Plan, as outlined in the table in footnote 5 under the column titled "Distribution Fee".

Prior to May 24, 1999, the Distributor, a wholly owned subsidiary of SEI Investments Co., served as distributor of each of the CrestFunds shares pursuant to an agreement with the CrestFunds. The Trust Class and Investors Class A shares of the CrestFunds had a separate distribution plan (the 12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act. As provided in the 12b-1 Plan, the Trust Class and Investors Class A shares of the CrestFunds paid the Distributor as compensation for its services .15% of the aggregate average daily net assets of such classes of the CrestFunds. The Distributor had voluntarily agreed to waive any fees payable pursuant to the 12b-1 Plan. Additionally, the Investors Class B Shares of the CrestFunds had a distribution plan (the B Shares Plan) pursuant to Rule 12b-1 under the 1940 Act. As provided in the B Shares Plan, the Investors Class B Shares of the CrestFunds paid the Distributor as compensation for its services .75% of the aggregate average daily net assets of such class of the CrestFunds. In addition, pursuant to the B Shares Plan, the Distributor was compensated at an annual rate of .25% of the B shares' average net assets for providing ongoing shareholder support services to investors in B shares. The Distributor had agreed to waive the portion of its fees pursuant to the B Shares Plan in order to limit distribution fees to .95% for each of the CrestFunds.


Prior to May 24, 1999, the CrestFunds had adopted a shareholder service plan (the "Plan") for Trust Class Shares of the Limited Term Bond Fund, Intermediate Bond Fund, Government Bond Fund, Maryland Municipal Bond Fund, Virginia
Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund. Under the Plan, the CrestFunds paid the Distributor a negotiated fee at a rate of up to
 .25% annually of the average daily net assets of such Fund attributable to the shares that are subject to the arrangement in return for provision of a broad range of shareholder and administrative services. The Distributor had agreed to waive a portion of its shareholder service plan for trust class shares in order to limit shareholder service fees to .05%.


5. Investment Advisory and Custodian Agreements:


The Trust and STI Capital Management, N.A., ("STI Capital Management, N.A."), Trusco Capital Management ("Trusco") and the SunTrust Bank, Atlanta have entered into advisory agreements dated May 29, 1992, June 15, 1993, and December 20, 1993 respectively.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                                                                       Maximum
                                                                                        Flex
                                                                                       Share
                                                    Maximum                            Distri-
                    Maximum        Trust            Investor           Investor        bution        Flex
                    Annual         Share            Share              Share           and           Share
                    Advisory       Maximum          Distri-            Maximum         Service       Maximum
                    Fee            Expense          bution Fee         Expense         Fee           Expense
                    --------       -------          ----------         --------        --------      -------
TRUSCO:
Maryland
 Municipal Bond
 Fund .............. .65%           .68%                --                 --           1.00%         1.59%
Short-Term Bond
 Fund .............. .65%           .67%               .23%               .87%          1.00%         1.22%
Short-Term U.S.
 Treasury
 Securities
 Fund .............. .65%           .67%               .18%               .82%          1.00%         1.07%
U.S. Government
 Securities
 Fund .............. .74%           .77%               .38%              1.17%          1.00%         1.68%
Virginia
 Intermediate
 Municipal
 Bond Fund ......... .65%           .76%               .15%               .79%            --             --
Virginia
 Municipal
 Bond Fund ......... .65%           .74%                 --                 --          1.00%         1.65%

STI CAPITAL MANAGEMENT, N.A.:
Florida
 Tax-Exempt
 Bond Fund ......... .65%           .67%               .18%               .87%          1.00%         1.37%
Investment
 Grade Bond
 Fund .............. .74%           .77%               .43%              1.17%          1.00%         1.66%
Investment
 Grade
 Tax-Exempt
 Bond Fund ......... .74%           .77%               .43%              1.17%          1.00%         1.65%
Limited-Term
 Federal Mortgage
 Securities
 Fund .............. .65%           .67%               .23%               .92%          1.00%         1.27%

SUNTRUST BANK, ATLANTA:
Georgia
 Tax-Exempt
 Bond Fund ......... .65%           .67%               .18%               .87%          1.00%         1.37%


--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

The investment advisors and the Distributor have voluntarily agreed to waive all or a portion of their fees (and to reimburse funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Prior to May 24, 1999,  Crestar  Asset  Management  Company  ("CAMCO")  provided
Investment Advisory services to the CrestFunds. CAMCO was paid for advisory services at an annual rate of .50% of average daily net assets for the Limited Term Bond Fund and Virginia Intermediate Municipal Bond Fund, and .60% of average daily net assets for the Intermediate Bond Fund, Government Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund.

SunTrust Bank, Atlanta, acts as custodian for all of the funds. Fees of the Custodian are paid on the basis of net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the funds.

6. Investment Transactions:


The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government Securities, for the period ended November 30, 1999, were as follows:
                                             Purchases        Sales
                                               (000)          (000)
                                           ------------     ---------
Florida Tax-Exempt Bond Fund ..............  $ 54,917       $  63,484
Georgia Tax-Exempt Bond Fund ..............     9,264          11,606
Investment Grade Bond Fund ................   669,828         335,925
Investment Grade Tax-Exempt Bond Fund .....   183,871         195,088
 Limited-Term Federal Mortgage
   Securities Fund ........................        --              --
Maryland Municipal Bond Fund ..............     9,360             516
Short-Term Bond Fund ......................    58,670          41,115
Short-Term U.S. Treasury Securities Fund ..        --              --
U.S. Government Securities Fund ...........       351              22
Virginia Intermediate Municipal Bond Fund .        14              19
Virginia Municipal Bond Fund ..............     6,880             432

The cost of purchases and proceeds from sales of U.S. Government securities were:
                                             Purchases        Sales
                                               (000)          (000)
                                           ------------     ---------
 Florida Tax-Exempt Bond Fund .............. $     --       $      --
 Georgia Tax-Exempt Bond Fund ..............       --              --
 Investment Grade Bond Fund ................  512,511         813,117
 Investment Grade Tax-Exempt Bond Fund .....       --              --
 Limited-Term Federal Mortgage
   Securities Fund .........................  211,550         308,504
 Maryland Municipal Bond Fund ..............       --              --
 Short-Term Bond Fund ......................   29,943          45,866
 Short-Term U.S. Treasury Securities Fund ..    6,134           2,008
 U.S. Government Securities Fund ...........  731,674          21,686
 Virginia Intermediate Municipal Bond Fund .       --              --
 Virginia Municipal Bond Fund ..............       --              --

At November 30, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the funds at November 30, 1999, were as follows:


                                        Aggregate     Aggregate          Net
                                          Gross          Gross        Unrealized
                                       Unrealized     Unrealized    Appreciation/
                                      Appreciation   Depreciation   Depreciation
                                      ------------   -------------  ------------
 Florida Tax-Exempt Bond Fund .......  $  734,775    $ (2,251,363)  $ (1,516,588)
 Georgia Tax-Exempt Bond Fund .......     357,562      (2,508,183)    (2,150,621)
 Investment Grade Bond Fund .........   1,714,154     (27,742,053)   (26,027,899)
 Investment Grade Tax-Exempt
   Bond Fund ........................     381,348      (1,738,202)    (1,356,854)
 Limited-Term Federal Mortgage
   Securities Fund ..................      70,772      (1,537,792)    (1,467,020)
 Maryland Municipal Bond Fund .......      44,134      (1,567,524)    (1,523,400)
 Short-Term Bond Fund ...............      35,653      (3,356,454)    (3,320,801)
 Short-Term U.S. Treasury
   Securities Fund ..................       9,403        (527,002)      (517,599)
 U.S. Government Securities Fund ....     205,835      (3,043,305)    (2,837,470)
 Virginia Intermediate Municipal
   Bond Fund ........................   2,415,581      (7,084,460)    (4,668,879)
 Virginia Municipal Bond Fund .......      84,047      (2,248,520)    (2,164,473)

NOTES TO FINANCIAL STATEMENTS   (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  November 30, 1999

7. Concentration of Credit Risk:


The Investment Grade Bond Fund and the Short-Term Bond Fund invest primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's or, if not rated, are determined by the investment advisor to be of comparable quality. The Investment Grade Tax-Exempt Fund invests primarily in investment grade municipal securities. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; SP-1, SP-2 or MIG-1, MIG-2 in the case of notes; A-1, A-2 or P-1, P-2 in the case of commercial paper; and VMIG-1, VMIG-2 in the case of variable rate demand obligations. The Short-Term U.S. Treasury Securities Fund invests exclusively in obligations issued by the U.S. Treasury with a maximum remaining maturity of 3 years or less. The Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Maryland Municipal Bond Fund, the Virginia Intermediate Municipal Bond Fund, and the Virginia Municipal Bond Fund invest primarily in municipal bonds concentrated in each of their respective states. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; A-1, A-2 or P-1, P-2 in the case of tax-exempt commercial paper; and VMIG-1, VMIG-2 in the case of variable rate demand obligations. The U.S. Government Securities Fund invests primarily in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage backed securities. The Limited-Term Federal Mortgage Securities Fund invests in mortgage related securities issued or guaranteed by U.S. Government agencies. Up to 35% of the U.S. Government Securities Fund and the Limited-Term Federal Mortgage Securities Fund may be invested in corporate, or government bonds that carry a rating of BBB or better by S&P or Baa or better by Moody's. The ability of the issuers of the securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region, or by changing business conditions.

8. CrestFunds Merger


The Board of Directors and shareholders of the CrestFunds approved a reorganization of the CrestFunds into STI Classic Funds which took place at the close of business on May 17, 1999 (May 24, 1999 for Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund, and Virginia Municipal Bond
Fund).

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


The following table summarizes certain relevant information of the Funds prior to and immediately after the business combinations on May 17, 1999 and May 24, 1999 and is unaudited:

                                     OUTSTANDING           UNREALIZED
                                       ON MERGER          APPRECIATION
CRESTFUNDS                               DATE            (DEPRECIATION)
--------------------                 ------------        --------------
 Intermediate Bond
   Trust Shares .................... $32,817,534          $(3,403,150)
   Investor Class A ................     248,950              (67,865)
   Investor Class B ................          --                   --
 Limited Term Bond
   Trust Shares ....................   7,494,047               31,650
   Investor Class A ................          --                   --
   Investor Class B ................          --                   --
 Government Bond
   Trust Shares ....................   5,608,897             (698,071)
   Investor Class A ................          --                   --
   Investor Class B ................     315,993               61,930
 Maryland Municipal Bond (1)
   Trust Shares ....................   2,941,190              305,068
   Investor Class B ................     764,740              (31,446)
 Virginia Intermediate Municipal Bond (1)
   Trust Shares ....................  23,538,137            5,880,351
   Investor Class A ................     753,539               76,972
 Virginia Municipal Bond (1)
   Trust Shares ....................   3,019,996              511,586
   Investor Class B ................     647,089              (13,152)

                                    SHARES ISSUED      NET ASSETS           NAV
                                     IN BUSINESS          AFTER             PER
STI CLASSIC FUND                     COMBINATION       COMBINATION         SHARE
--------------------                -------------     --------------      ------
Investment Grade Bond (1)
  Trust Shares ..................... $30,232,924      $1,152,435,532      $10.40
  Investor Shares ..................     229,458          35,442,645       10.40
  Flex Shares ......................          --          25,684,095       10.41
Short-Term Bond (1)
  Trust Shares .....................   7,307,720         209,577,527        9.96
  Investor Shares ..................          --           1,817,569        9.97
  Flex Shares ......................          --           2,447,180        9.98
U.S. Government Securities (1)
  Trust Shares .....................   5,438,788         101,799,419       10.32
  Investor Shares ..................          --           2,563,370       10.31
  Flex Shares ......................     307,517          11,288,553       10.32
Maryland Municipal Bond
  Trust Shares .....................   2,941,190          29,603,005       10.06
  Flex Shares ......................     764,740           7,712,932       10.09
Virginia Intermediate Municipal Bond
  Trust Shares .....................  23,538,137         240,886,726       10.23
  Investor Shares ..................     753,539           7,715,363       10.24
Virginia Municipal Bond
  Trust Shares .....................   3,019,996          31,617,660       10.47
  Flex Shares ......................     647,089           6,805,221       10.52

(1) Represents the accounting survivor in this business combination.

                                      NOTES

                                  [BLANK PAGE]

                               INVESTMENT ADVISORS
                          STI Capital Management, N.A.
                         Trusco Capital Management, Inc.
                             SunTrust Bank, Atlanta

                       STI Classic Funds are not deposits,
                      are not insured or guaranteed by the
                      FDIC or any other government agency,
                       and are not endorsed by and do not
                       constitute obligations of SunTrust
                         Banks, Inc. or any other of its
                       affiliates. Investment in the Funds
                      involves risk, including the possible
                         loss of principal. There is no
                       guarantee that any STI Classic Fund
                     will achieve its investment objective.
                      The STI Classic Funds are advised by
                       affiliates of SunTrust Banks, Inc.


                                   DISTRIBUTOR
                        SEI INVESTMENTS DISTRIBUTION CO.

               This information must be preceded or accompanied by
                 a current prospectus for each Fund described.